Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
July 31, 2022
ZEI-NPRT3-0922
1.9881632.105
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	13,098	310,311
APA Group unit	66,393	544,380
Aristocrat Leisure Ltd.	33,692	840,550
ASX Ltd.	10,986	682,832
Aurizon Holdings Ltd.	105,194	297,730
Australia & New Zealand Banking Group Ltd.	158,200	2,556,712
Australia & New Zealand Banking Group Ltd. (a)	10,393	167,122
BHP Group Ltd.	285,780	7,820,471
BlueScope Steel Ltd.	28,540	335,242
Brambles Ltd.	81,115	652,870
Cochlear Ltd.	3,760	566,733
Coles Group Ltd.	75,940	1,000,156
Commonwealth Bank of Australia	96,228	6,833,860
Computershare Ltd.	30,737	543,030
Crown Ltd. (a)	20,632	188,844
CSL Ltd.	27,216	5,541,639
Dexus unit	61,862	415,713
Dominos Pizza Enterprises Ltd.	3,438	175,785
Endeavour Group Ltd.	75,612	421,268
Evolution Mining Ltd.	100,052	184,824
Fortescue Metals Group Ltd.	95,901	1,234,107
Goodman Group unit	94,384	1,381,315
IDP Education Ltd.	11,644	234,276
Insurance Australia Group Ltd.	139,567	439,157
Lendlease Group unit	38,745	280,694
Macquarie Group Ltd.	20,607	2,637,354
Magellan Financial Group Ltd.	405	4,161
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	29
Medibank Private Ltd.	155,491	373,883
Mineral Resources Ltd.	9,742	371,210
Mirvac Group unit	227,609	344,824
National Australia Bank Ltd.	182,350	3,938,123
Newcrest Mining Ltd.	50,577	681,589
Northern Star Resources Ltd.	66,679	366,443
Orica Ltd.	22,265	263,890
Origin Energy Ltd.	98,724	414,479
Qantas Airways Ltd. (a)	50,185	161,714
QBE Insurance Group Ltd.	83,554	675,595
Ramsay Health Care Ltd.	10,363	511,951
REA Group Ltd.	2,984	263,261
Reece Ltd.	13,651	147,435
Rio Tinto Ltd.	21,098	1,461,765
Santos Ltd.	181,834	945,242
Scentre Group unit	296,162	606,908
SEEK Ltd.	18,615	301,510
Sonic Healthcare Ltd.	25,359	610,683
South32 Ltd.	259,643	707,687
Stockland Corp. Ltd. unit	137,544	372,701
Suncorp Group Ltd.	71,421	564,032
Telstra Corp. Ltd.	233,375	637,816
The GPT Group unit	110,732	356,247
The Lottery Corp. (a)	127,696	407,090
Transurban Group unit	172,983	1,768,178
Treasury Wine Estates Ltd.	40,084	345,526
Vicinity Centres unit	222,368	325,368
Washington H. Soul Pattinson & Co. Ltd.	11,986	217,002
Wesfarmers Ltd.	64,106	2,100,466
Westpac Banking Corp.	197,478	2,990,439
WiseTech Global Ltd.	8,025	284,202
Woodside Energy Group Ltd.	106,343	2,401,276
Woolworths Group Ltd.	68,633	1,805,671
TOTAL AUSTRALIA		64,015,371
Austria - 0.1%
Erste Group Bank AG	19,157	485,682
OMV AG	8,204	347,302
Verbund AG	3,836	421,463
Voestalpine AG	6,167	138,035
TOTAL AUSTRIA		1,392,482
Bailiwick of Jersey - 0.6%
Experian PLC	52,091	1,823,825
Ferguson PLC	12,327	1,544,716
Glencore Xstrata PLC	558,982	3,168,143
WPP PLC	63,803	688,587
TOTAL BAILIWICK OF JERSEY		7,225,271
Belgium - 0.5%
Ageas	9,162	398,439
Anheuser-Busch InBev SA NV	49,085	2,629,377
D'ieteren Group	1,412	230,180
ELIA GROUP SA/NV	1,860	281,920
Groupe Bruxelles Lambert SA	5,918	521,864
KBC Group NV	14,243	746,006
Proximus	8,731	120,869
Sofina SA	841	196,320
Solvay SA Class A	4,188	365,970
UCB SA	7,165	558,744
Umicore SA	11,928	432,061
Warehouses de Pauw	8,637	292,718
TOTAL BELGIUM		6,774,468
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	252,000	151,523
Alibaba Pictures Group Ltd. (a)	650,000	55,478
Beijing Enterprises Water Group Ltd.	258,000	78,223
China Gas Holdings Ltd.	165,600	254,837
China Resource Gas Group Ltd.	50,000	209,875
China Ruyi Holdings Ltd. (a)	248,000	71,716
CK Infrastructure Holdings Ltd.	37,000	231,901
Cosco Shipping Ports Ltd.	93,757	69,990
Credicorp Ltd. (United States)	4,064	525,882
Hongkong Land Holdings Ltd.	65,309	339,480
Hopson Development Holdings Ltd.	41,800	55,273
Jardine Matheson Holdings Ltd.	12,035	635,639
Kunlun Energy Co. Ltd.	224,000	164,935
Nine Dragons Paper (Holdings) Ltd.	74,000	61,086
Orient Overseas International Ltd.	7,500	260,831
Shenzhen International Holdings Ltd.	69,479	63,992
TOTAL BERMUDA		3,230,661
Brazil - 1.1%
Ambev SA	265,800	766,973
Americanas SA	35,276	95,449
Atacadao SA	26,500	95,417
B3 SA - Brasil Bolsa Balcao	340,400	729,602
Banco Bradesco SA	107,168	299,708
Banco BTG Pactual SA unit	65,400	284,776
Banco do Brasil SA	47,800	332,302
Banco Santander SA (Brasil) unit	22,100	120,834
BB Seguridade Participacoes SA	40,200	225,237
BRF SA (a)	35,604	109,824
CCR SA	67,300	168,962
Centrais Eletricas Brasileiras SA (Electrobras)	58,300	516,172
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	18,600	160,581
Companhia Siderurgica Nacional SA (CSN)	37,300	106,044
Cosan SA	70,608	254,779
CPFL Energia SA	14,000	88,858
Energisa SA unit	11,000	93,628
ENGIE Brasil Energia SA	13,250	113,496
Equatorial Energia SA	55,800	267,563
Hapvida Participacoes e Investimentos SA (b)	253,873	302,247
Hypera SA	22,400	184,383
JBS SA	47,900	295,689
Klabin SA unit	40,600	156,386
Localiza Rent A Car SA	42,663	475,023
Lojas Renner SA	53,673	262,343
Magazine Luiza SA	169,232	84,385
Natura & Co. Holding SA (a)	47,593	143,310
Petro Rio SA (a)	40,000	187,240
Petroleo Brasileiro SA - Petrobras (ON)	215,944	1,542,547
Raia Drogasil SA	61,200	248,154
Rede D'Oregon Sao Luiz SA (b)	22,500	140,851
Rumo SA	70,100	237,636
Suzano Papel e Celulose SA	40,822	380,993
Telefonica Brasil SA	29,200	251,700
TIM SA	49,100	119,474
Totvs SA	28,300	144,232
Ultrapar Participacoes SA	41,600	102,028
Vale SA	226,226	3,049,663
Vibra Energia SA	66,078	212,636
Weg SA	96,360	522,204
TOTAL BRAZIL		13,873,329
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	6,898	3,057
Canada - 8.0%
Agnico Eagle Mines Ltd. (Canada)	25,814	1,109,928
Air Canada (a)	9,070	123,172
Algonquin Power & Utilities Corp.	37,973	531,097
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	47,875	2,138,869
AltaGas Ltd.	15,760	351,125
ARC Resources Ltd.	39,084	548,162
Bank of Montreal	36,520	3,640,735
Bank of Nova Scotia	68,529	4,174,727
Barrick Gold Corp. (Canada)	100,745	1,587,626
Bausch Health Cos., Inc. (Canada) (a)	15,207	70,065
BCE, Inc.	4,186	211,498
BlackBerry Ltd. (a)(d)	30,751	188,989
Brookfield Asset Management, Inc. (Canada) Class A	79,652	3,952,277
Brookfield Renewable Corp.	7,755	303,405
BRP, Inc.	2,001	152,198
CAE, Inc. (a)	18,015	476,630
Cameco Corp.	22,534	580,353
Canadian Apartment Properties (REIT) unit	4,598	174,182
Canadian Imperial Bank of Commerce	50,960	2,577,946
Canadian National Railway Co.	33,497	4,243,660
Canadian Natural Resources Ltd.	66,503	3,672,193
Canadian Pacific Railway Ltd.	52,430	4,134,050
Canadian Tire Ltd. Class A (non-vtg.)	3,111	399,665
Canadian Utilities Ltd. Class A (non-vtg.)	8,532	276,171
CCL Industries, Inc. Class B	8,647	434,393
Cenovus Energy, Inc. (Canada)	78,954	1,504,414
CGI, Inc. Class A (sub. vtg.) (a)	12,312	1,055,685
Constellation Software, Inc.	1,133	1,927,361
Dollarama, Inc.	15,774	956,011
Emera, Inc.	15,160	718,725
Empire Co. Ltd. Class A (non-vtg.)	9,342	283,495
Enbridge, Inc.	114,117	5,125,039
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,413	761,147
First Quantum Minerals Ltd.	33,379	609,948
FirstService Corp.	2,214	296,186
Fortis, Inc.	26,407	1,247,401
Franco-Nevada Corp.	10,822	1,385,720
George Weston Ltd.	4,108	490,310
GFL Environmental, Inc.	9,646	266,959
Gildan Activewear, Inc.	10,728	314,413
Great-West Lifeco, Inc.	15,623	379,671
Hydro One Ltd. (b)	19,364	540,598
iA Financial Corp, Inc.	6,109	336,137
IGM Financial, Inc.	5,124	148,772
Imperial Oil Ltd.	13,058	625,801
Intact Financial Corp.	9,893	1,472,497
Ivanhoe Mines Ltd. (a)	33,523	208,382
Keyera Corp.	12,617	327,014
Kinross Gold Corp.	69,790	239,255
Lightspeed Commerce, Inc. (Canada) (a)	7,337	157,449
Loblaw Companies Ltd.	9,444	859,699
Lundin Mining Corp.	35,872	202,254
Magna International, Inc. Class A (sub. vtg.)	16,237	1,036,820
Manulife Financial Corp.	109,654	2,007,176
Metro, Inc.	13,736	760,626
National Bank of Canada	19,179	1,345,698
Northland Power, Inc.	13,036	427,356
Nutrien Ltd.	31,128	2,664,676
Nuvei Corp. (a)(b)	3,678	128,560
Onex Corp. (sub. vtg.)	4,089	218,540
Open Text Corp.	15,247	623,668
Pan American Silver Corp.	11,781	239,508
Parkland Corp.	8,865	248,736
Pembina Pipeline Corp.	30,781	1,175,185
Power Corp. of Canada (sub. vtg.)	31,710	861,745
Quebecor, Inc. Class B (sub. vtg.)	9,439	209,706
Restaurant Brands International, Inc.	13,401	718,425
Restaurant Brands International, Inc.	3,193	171,177
RioCan (REIT)	8,892	142,697
Ritchie Bros. Auctioneers, Inc.	6,155	443,643
Rogers Communications, Inc. Class B (non-vtg.)	19,652	903,450
Royal Bank of Canada	79,799	7,780,800
Saputo, Inc.	14,092	348,077
Shaw Communications, Inc. Class B	26,349	712,764
Shopify, Inc. Class A (a)	64,363	2,242,188
Sun Life Financial, Inc.	32,964	1,530,623
Suncor Energy, Inc.	80,887	2,745,187
TC Energy Corp.	55,264	2,946,291
Teck Resources Ltd. Class B (sub. vtg.)	26,984	793,368
TELUS Corp.	25,063	576,984
TFI International, Inc. (Canada)	4,568	456,247
The Toronto-Dominion Bank	102,724	6,672,588
Thomson Reuters Corp.	9,626	1,080,881
TMX Group Ltd.	3,042	312,122
Toromont Industries Ltd.	4,614	388,599
Tourmaline Oil Corp.	17,761	1,112,776
West Fraser Timber Co. Ltd.	3,468	324,687
Wheaton Precious Metals Corp.	25,662	880,550
WSP Global, Inc.	6,648	802,090
TOTAL CANADA		104,527,673
Cayman Islands - 5.3%
3SBio, Inc. (b)	70,000	46,548
AAC Technology Holdings, Inc.	42,000	81,431
Airtac International Group	8,278	226,182
Alibaba Group Holding Ltd. (a)	856,744	9,632,774
Anta Sports Products Ltd.	69,400	763,410
Autohome, Inc. ADR Class A	4,229	150,933
Baidu, Inc. Class A (a)	128,742	2,225,229
BeiGene Ltd. ADR (a)	2,619	440,202
Bilibili, Inc. Class Z (a)	10,146	248,001
Bosideng International Holdings Ltd.	190,000	110,855
Budweiser Brewing Co. APAC Ltd. (b)	97,000	268,761
Chailease Holding Co. Ltd.	78,054	553,310
China Aoyuan Group Ltd. (c)	2,000	301
China Conch Venture Holdings Ltd.	90,500	175,699
China Feihe Ltd. (b)	207,000	181,951
China Hongqiao Group Ltd.	130,000	135,135
China Liansu Group Holdings Ltd.	58,000	71,153
China Literature Ltd. (a)(b)	23,400	92,260
China Medical System Holdings Ltd.	81,000	128,983
China Meidong Auto Holding Ltd.	32,000	77,535
China Mengniu Dairy Co. Ltd.	181,000	839,297
China Overseas Property Holdings Ltd.	75,000	78,345
China Resources Cement Holdings Ltd.	144,000	88,419
China Resources Land Ltd.	178,000	742,621
China Resources Microelectronics Ltd. (A Shares)	3,101	23,341
China Resources Mixc Lifestyle Services Ltd. (b)	37,000	156,957
China State Construction International Holdings Ltd.	108,000	112,129
ChinaSoft International Ltd.	162,000	138,476
Chow Tai Fook Jewellery Group Ltd.	112,600	222,621
CIFI Ever Sunshine Services Group Ltd.	42,000	30,283
CIFI Holdings Group Co. Ltd.	226,361	61,421
CK Asset Holdings Ltd.	112,745	796,406
CK Hutchison Holdings Ltd.	150,500	998,309
Country Garden Holdings Co. Ltd. (d)	451,784	174,385
Country Garden Services Holdings Co. Ltd.	113,000	251,626
Dali Foods Group Co. Ltd. (b)	121,000	57,649
Daqo New Energy Corp. ADR (a)	3,256	210,663
Dongyue Group Co. Ltd.	81,000	88,018
ENN Energy Holdings Ltd.	45,000	733,194
ESR Cayman Ltd. (a)(b)	108,800	282,052
Futu Holdings Ltd. ADR (a)	3,239	134,742
GDS Holdings Ltd. Class A (a)	53,100	181,877
Geely Automobile Holdings Ltd.	343,000	677,270
Genscript Biotech Corp. (a)	64,000	231,544
Grab Holdings Ltd. (a)(d)	60,220	177,649
Greentown China Holdings Ltd.	48,500	95,766
Greentown Service Group Co. Ltd.	76,000	67,868
H World Group Ltd. ADR	11,074	424,688
Haidilao International Holding Ltd. (b)	64,000	127,676
Haitian International Holdings Ltd.	35,000	84,001
Hansoh Pharmaceutical Group Co. Ltd. (b)	68,000	132,537
Hengan International Group Co. Ltd.	35,500	171,623
HUTCHMED China Ltd. sponsored ADR (a)(d)	4,873	63,690
Hygeia Healthcare Holdings Co. (b)	19,000	109,282
Innovent Biologics, Inc. (a)(b)	57,500	239,892
Inter & Co., Inc. unit	7,163	21,638
iQIYI, Inc. ADR (a)	19,202	73,352
JD Health International, Inc. (a)(b)	63,550	481,691
JD.com, Inc. Class A	113,223	3,377,731
Jinxin Fertility Group Ltd. (b)	78,500	61,001
Jiumaojiu International Holdings Ltd. (b)	42,000	91,385
JOYY, Inc. ADR	3,156	81,709
Kaisa Group Holdings Ltd. (c)	4,285	459
Kanzhun Ltd. ADR (a)	4,693	110,332
KE Holdings, Inc. ADR (a)	17,487	246,742
Kingboard Chemical Holdings Ltd.	37,500	109,635
Kingboard Laminates Holdings Ltd.	54,500	49,918
Kingdee International Software Group Co. Ltd. (a)	145,000	313,278
Kingsoft Corp. Ltd.	54,600	182,582
Kuaishou Technology Class B (a)(b)	98,900	995,312
Li Ning Co. Ltd.	134,000	1,085,670
Longfor Properties Co. Ltd. (b)	104,000	347,113
Lufax Holding Ltd. ADR	46,173	211,472
Meituan Class B (a)(b)	231,100	5,184,348
Microport Scientific Corp.	33,700	79,593
Ming Yuan Cloud Group Holdings Ltd.	37,000	33,984
Minth Group Ltd.	40,000	106,753
NetEase, Inc.	117,190	2,192,246
New Oriental Education & Technology Group, Inc. (a)	84,690	232,165
NIO, Inc. sponsored ADR (a)(d)	74,355	1,467,024
Parade Technologies Ltd.	5,000	187,684
Pinduoduo, Inc. ADR (a)	24,787	1,214,811
Ping An Healthcare and Technology Co. Ltd. (a)(b)	26,000	68,065
Pop Mart International Group Ltd. (b)	29,600	67,873
RLX Technology, Inc. ADR (a)	28,531	46,220
Sands China Ltd. (a)	136,800	320,870
Sany Heavy Equipment International Holdings Co. Ltd.	71,000	77,604
Sea Ltd. ADR (a)	20,248	1,545,327
Seazen Group Ltd.	110,000	37,695
Shenzhou International Group Holdings Ltd.	47,300	497,509
Silergy Corp.	18,000	335,771
Sino Biopharmaceutical Ltd.	585,250	338,480
SITC International Holdings Co. Ltd.	75,000	254,621
Smoore International Holdings Ltd. (b)	101,000	234,169
Sunny Optical Technology Group Co. Ltd.	39,600	535,237
TAL Education Group ADR (a)	22,251	109,475
Tencent Holdings Ltd.	352,400	13,619,841
Tencent Music Entertainment Group ADR (a)	38,763	163,192
Tingyi (Cayman Islands) Holding Corp.	116,000	190,922
Tongcheng Travel Holdings Ltd. (a)	70,400	134,524
Topsports International Holdings Ltd. (b)	107,000	89,145
Trip.com Group Ltd. ADR (a)	30,741	792,503
Uni-President China Holdings Ltd.	80,000	73,071
Vinda International Holdings Ltd.	17,000	45,153
Vipshop Holdings Ltd. ADR (a)	25,551	234,047
Want Want China Holdings Ltd.	266,000	216,191
Weibo Corp. sponsored ADR (a)	3,762	72,306
WH Group Ltd. (b)	480,766	363,794
Wharf Real Estate Investment Co. Ltd.	93,000	413,470
Wuxi Biologics (Cayman), Inc. (a)(b)	203,000	1,943,140
Xiaomi Corp. Class B (a)(b)	869,200	1,366,378
Xinyi Glass Holdings Ltd.	99,000	194,976
Xinyi Solar Holdings Ltd.	270,968	460,479
XPeng, Inc. ADR (a)	24,070	588,030
XTEP International Holdings Ltd.	79,500	129,227
Yadea Group Holdings Ltd. (b)	70,000	150,703
Yihai International Holding Ltd.	27,000	79,281
Zai Lab Ltd. ADR (a)	4,831	195,800
Zhen Ding Technology Holding Ltd.	38,000	143,466
Zhongsheng Group Holdings Ltd. Class H	34,500	197,114
ZTO Express, Inc. sponsored ADR	23,997	614,083
TOTAL CAYMAN ISLANDS		70,096,350
Chile - 0.1%
Banco de Chile	2,548,551	241,817
Banco de Credito e Inversiones	2,598	78,387
Banco Santander Chile	3,866,067	153,124
Cencosud SA	81,478	111,308
Compania Cervecerias Unidas SA	6,607	38,127
Compania Sud Americana de Vapores SA	798,939	86,446
Empresas CMPC SA	70,342	119,513
Empresas COPEC SA	21,373	175,045
Enel Americas SA	1,108,412	112,182
Enel Chile SA	1,465,532	41,961
Falabella SA	45,236	100,904
TOTAL CHILE		1,258,814
China - 3.4%
360 Security Technology, Inc. (A Shares)	27,700	30,373
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	25,555
A-Living Smart City Services C (H Shares) (b)	34,000	41,537
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	1,680	30,326
AECC Aero-Engine Control Co. Ltd. (A Shares)	4,200	17,017
AECC Aviation Power Co. Ltd.	8,700	64,288
Agricultural Bank of China Ltd.:
(A Shares)	343,400	145,202
(H Shares)	1,595,000	526,255
Aier Eye Hospital Group Co. Ltd. (A Shares)	23,734	107,157
Air China Ltd.:
(A Shares) (a)	46,700	66,932
(H Shares) (a)	56,000	43,945
Aluminum Corp. of China Ltd.:
(A shares) (a)	88,000	61,117
(H Shares)	152,000	55,670
Amlogic Shanghai Co. Ltd. (A Shares) (a)	1,229	15,433
Angel Yeast Co. Ltd. (A Shares)	2,400	15,811
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	39,547
(H Shares)	79,500	314,459
Anhui Gujing Distillery Co. Ltd. (B Shares)	12,700	194,193
Anhui Honglu Steel Construction Group Co. Ltd.	2,990	13,294
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	17,098
Anhui Yingjia Distillery Co. Ltd. (A Shares)	2,500	20,239
Anjoy Foods Group Co. Ltd. (A Shares)	1,000	21,807
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	10,300
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	2,600	13,506
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,260	30,830
Avary Holding Shenzhen Co. Ltd. (A Shares)	3,900	17,810
AVIC Capital Co. Ltd. (A Shares)	32,600	15,778
AVIC Electromechanical Systems Co. Ltd. (A Shares)	10,900	19,128
AviChina Industry & Technology Co. Ltd. (H Shares)	148,000	78,997
Avicopter PLC (A Shares)	1,800	11,690
Bank of Beijing Co. Ltd. (A Shares)	58,500	36,199
Bank of Changsha Co. Ltd. (A Shares)	6,200	6,810
Bank of Chengdu Co. Ltd. (A Shares)	10,400	23,788
Bank of China Ltd.:
(A Shares)	413,200	187,580
(H Shares)	4,108,000	1,460,744
Bank of Communications Co. Ltd.:
(A Shares)	22,600	15,493
(H Shares)	634,000	377,174
Bank of Hangzhou Co. Ltd. (A Shares)	18,900	40,118
Bank of Jiangsu Co. Ltd. (A Shares)	46,960	50,205
Bank of Nanjing Co. Ltd. (A Shares)	32,100	49,244
Bank of Ningbo Co. Ltd. (A Shares)	21,480	99,564
Bank of Shanghai Co. Ltd. (A Shares)	37,318	33,009
Baoshan Iron & Steel Co. Ltd. (A Shares)	70,500	59,409
BBMG Corp. (A Shares)	27,500	10,730
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	88,000	51,792
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	13,400	14,433
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,900	27,078
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	16,129
Beijing Kingsoft Office Software, Inc. (A Shares)	1,625	42,247
Beijing New Building Materials PLC (A Shares)	6,500	27,763
Beijing Originwater Technology Co. Ltd. (A Shares)	19,500	16,102
Beijing Roborock Technology Co. Ltd. (A Shares)	273	13,204
Beijing Shiji Information Technology Co. Ltd. (A Shares)	8,092	17,090
Beijing Shunxin Agriculture Co. Ltd.	2,200	7,669
Beijing Sinnet Technology Co. Ltd. (A Shares)	6,900	9,834
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	5,040	14,969
Beijing United Information Technology Co. Ltd. (A Shares)	1,450	19,762
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	2,040	40,954
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	900	15,900
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	142,600	98,322
Betta Pharmaceuticals Co. Ltd. (A Shares)	1,200	8,913
BGI Genomics Co. Ltd.	1,300	11,960
Bloomage Biotechnology Corp. Ltd. (A Shares)	1,099	26,012
BOC International China Co. Ltd.	9,900	18,542
BOE Technology Group Co. Ltd. (A Shares)	107,500	62,059
BTG Hotels Group Co. Ltd.	4,200	13,031
By-Health Co. Ltd. (A Shares)	5,100	13,988
BYD Co. Ltd.:
(A Shares)	6,000	286,478
(H Shares)	47,000	1,719,541
Caitong Securities Co. Ltd.	14,300	15,468
CanSino Biologics, Inc.:
(A Shares) (a)	814	19,530
(H Shares) (b)	3,800	31,853
CECEP Solar Energy Co. Ltd. (A Shares)	8,100	10,731
CECEP Wind-Power Corp. (A Shares)	13,500	10,926
CGN Power Co. Ltd. (H Shares) (b)	602,000	138,807
Chacha Food Co. Ltd. (A Shares)	1,400	9,923
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,400	40,330
Changjiang Securities Co. Ltd. (A Shares)	16,200	13,074
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,000	26,109
Chaozhou Three-Circle Group Co. (A Shares)	6,300	25,107
Chengtun Mining Group Co. Ltd. (A Shares)	7,000	8,191
Chengxin Lithium Group Co. Ltd. (A Shares)	3,200	26,972
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	4,500	12,194
China Baoan Group Co. Ltd. (A Shares)	7,400	15,649
China Cinda Asset Management Co. Ltd. (H Shares)	434,000	59,710
China CITIC Bank Corp. Ltd.:
(A Shares)	34,400	22,260
(H Shares)	447,000	186,774
China Coal Energy Co. Ltd. (H Shares)	114,000	88,587
China Communications Services Corp. Ltd. (H Shares)	134,000	54,625
China Construction Bank Corp.:
(A Shares)	291,400	240,854
(H Shares)	5,123,000	3,271,603
China CSSC Holdings Ltd. (A Shares)	15,000	51,972
China Eastern Airlines Corp. Ltd. (A Shares) (a)	34,300	24,951
China Energy Engineering Corp. Ltd. (A Shares) (a)	101,000	34,345
China Everbright Bank Co. Ltd.:
(A Shares)	52,800	22,726
(H Shares)	294,000	89,137
China Galaxy Securities Co. Ltd. (H Shares)	225,000	111,212
China Great Wall Securities Co. Ltd. (A Shares)	7,000	9,351
China Greatwall Technology Group Co. Ltd. (A Shares)	12,600	18,087
China International Capital Corp. Ltd. (H Shares) (b)	96,400	177,084
China International Travel Service Corp. Ltd. (A Shares)	6,400	199,697
China Jushi Co. Ltd. (A Shares)	13,715	30,424
China Life Insurance Co. Ltd.:
(A Shares)	4,500	18,622
(H Shares)	438,000	652,366
China Longyuan Power Grid Corp. Ltd. (H Shares)	185,000	296,004
China Meheco Co. Ltd. (A Shares)	5,180	11,200
China Merchants Bank Co. Ltd.:
(A Shares)	22,400	116,651
(H Shares)	266,500	1,439,458
China Merchants Securities Co. Ltd. (A Shares)	21,950	45,298
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	25,900	52,647
China Minmetals Rare Earth Co. Ltd. (A Shares)	2,600	10,985
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	14,041
(H Shares)	552,400	180,148
China National Building Materials Co. Ltd. (H Shares)	219,000	219,840
China National Chemical Engineering Co. Ltd. (A Shares)	21,700	34,706
China National Nuclear Power Co. Ltd. (A Shares)	59,400	54,412
China Northern Rare Earth Group High-Tech Co. Ltd.	11,400	53,155
China Oilfield Services Ltd. (H Shares)	100,000	91,976
China Pacific Insurance (Group) Co. Ltd.	23,600	70,786
China Pacific Insurance (Group) Co. Ltd. (H Shares)	148,000	315,989
China Petroleum & Chemical Corp.:
(A Shares)	115,000	70,267
(H Shares)	1,442,000	679,840
China Railway Group Ltd.:
(A Shares)	89,500	76,741
(H Shares)	204,000	121,622
China Railway Signal & Communications Corp. (A Shares)	12,723	8,288
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	3,000	16,133
China Shenhua Energy Co. Ltd.:
(A Shares)	7,300	30,425
(H Shares)	215,000	606,664
China Southern Airlines Ltd.:
(A Shares) (a)	72,200	68,615
(H Shares) (a)	56,000	30,319
China State Construction Engineering Corp. Ltd. (A Shares)	138,400	103,440
China Suntien Green Energy Corp. Ltd. (H Shares)	81,000	39,727
China Three Gorges Renewables Group Co. Ltd. (A Shares)	93,600	87,251
China Tower Corp. Ltd. (H Shares) (b)	2,444,000	314,455
China United Network Communications Ltd. (A Shares)	87,500	44,664
China Vanke Co. Ltd.:
(A Shares)	7,300	18,616
(H Shares)	134,200	255,411
China Yangtze Power Co. Ltd. (A Shares)	81,200	287,821
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	1,700	29,884
China Zheshang Bank Co. Ltd.	37,700	18,123
Chongqing Brewery Co. Ltd. (A Shares)	1,700	30,993
Chongqing Changan Automobile Co. Ltd. (A Shares)	26,988	73,661
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	2,900	12,832
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	51,000	17,737
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	5,600	82,665
CITIC Securities Co. Ltd.:
(A Shares)	21,625	62,998
(H Shares)	145,725	299,251
Cmoc Group Ltd.:
(A Shares)	48,200	38,567
(H Shares)	219,000	107,409
CNGR Advanced Material Co. Ltd.	1,300	24,011
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	7,540	11,109
Contemporary Amperex Technology Co. Ltd.	7,700	584,456
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	15,823
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	14,900	28,043
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	46,470	94,697
(H Shares)	171,550	256,563
CRRC Corp. Ltd.:
(A Shares)	86,000	65,762
(H Shares)	252,000	93,739
CSC Financial Co. Ltd. (A Shares)	14,100	54,507
Daan Gene Co. Ltd.	6,636	18,493
Daqin Railway Co. Ltd. (A Shares)	53,000	47,570
DaShenLin Pharmaceutical Group Co. Ltd.	2,160	10,327
DHC Software Co. Ltd. (A Shares)	13,100	12,031
Do-Fluoride New Materials Co. Ltd. (A Shares)	3,200	23,136
Dong E-E-Jiao Co. Ltd. (A Shares)	2,200	11,689
Dongfang Electric Corp. Ltd. (A Shares)	7,600	19,561
Dongfeng Motor Group Co. Ltd. (H Shares)	162,000	111,854
Dongxing Securities Co. Ltd. (A Shares)	7,700	9,384
East Money Information Co. Ltd. (A Shares)	43,350	143,434
Ecovacs Robotics Co. Ltd. Class A	1,300	17,879
ENN Natural Gas Co. Ltd. (A Shares)	9,300	23,815
Eve Energy Co. Ltd. (A shares)	6,471	90,822
Everbright Securities Co. Ltd. (A Shares)	10,600	23,851
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	11,940	12,534
FAW Jiefang Group Co. Ltd. (A Shares)	7,300	9,431
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	3,600	7,719
First Capital Securities Co. Ltd. (A Shares)	14,400	13,058
Flat Glass Group Co. Ltd. (a)	9,000	32,676
Flat Glass Group Co. Ltd. (A Shares) (a)	14,400	87,957
Focus Media Information Technology Co. Ltd. (A Shares)	49,200	43,186
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	12,494	153,362
Founder Securities Co. Ltd. (A Shares)	22,000	21,461
Foxconn Industrial Internet Co. Ltd. (A Shares)	24,700	36,849
Fujian Sunner Development Co. Ltd. A Shares	3,700	10,865
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	15,207
(H Shares) (b)	39,600	192,453
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	400	21,089
Ganfeng Lithium Co. Ltd. (A Shares)	11,060	146,537
GCL System Integration Technology Co. Ltd. (a)	16,400	10,760
GD Power Development Co. Ltd. (A Shares)	61,500	34,796
GEM Co. Ltd. (A Shares)	13,600	19,725
Gemdale Corp. (A Shares)	16,900	29,375
GF Securities Co. Ltd.:
(A Shares)	12,400	29,349
(H Shares)	74,400	98,380
Giant Network Group Co. Ltd. (A Shares)	12,200	15,188
Gigadevice Semiconductor Beijing, Inc. (A Shares)	2,140	37,687
Ginlong Technologies Co. Ltd. (A Shares)	1,050	35,783
GoerTek, Inc. (A Shares)	10,500	49,599
Gotion High-tech Co. Ltd. (A Shares)	5,400	31,365
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	42,546
(H Shares)	169,500	267,317
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	9,200	45,425
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	14,876
Guangdong Haid Group Co. Ltd. (A Shares)	5,400	52,636
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	900	10,749
Guanghui Energy Co. Ltd. (A Shares)	22,400	32,406
Guangzhou Automobile Group Co. Ltd.	29,400	65,072
Guangzhou Automobile Group Co. Ltd. (H Shares)	134,000	125,467
Guangzhou Baiyunshan Pharma Health (A Shares)	5,100	21,803
Guangzhou Haige Communications Group (A Shares)	3,300	4,382
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,300	13,423
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	1,900	19,178
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	6,560	51,039
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	13,776	13,094
Guolian Securities Co. Ltd.	6,400	10,134
Guosen Securities Co. Ltd. (A Shares)	16,400	22,422
Guotai Junan Securities Co. Ltd.:
(A Shares)	11,200	24,048
(H Shares) (b)	19,800	23,533
Guoyuan Securities Co. Ltd. (A Shares)	14,510	13,926
Haier Smart Home Co. Ltd.	134,800	431,429
Haier Smart Home Co. Ltd. (A Shares)	14,900	54,845
Haitong Securities Co. Ltd. (H Shares)	218,000	145,798
Hangzhou First Applied Material Co. Ltd. (A Shares)	4,312	44,740
Hangzhou Lion Electronics Co. Ltd. (A Shares)	2,100	17,729
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	3,800	21,755
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	13,020
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	4,600	28,469
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	1,700	25,755
(H Shares) (b)	6,400	66,324
Heilongjiang Agriculture Co. Ltd. (A Shares)	5,300	11,040
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	7,500	16,017
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	11,300	44,995
Hengli Petrochemical Co. Ltd. (A Shares)	18,800	56,351
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	21,149
Hengyi Petrochemical Co. Ltd. (A Shares)	10,900	15,137
Hesteel Co. Ltd. (A Shares)	30,300	12,559
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,000	25,580
Hongfa Technology Co. Ltd. (A Shares)	4,060	24,754
Hoshine Silicon Industry Co. Ltd. (A Shares)	1,700	24,783
Huadian Power International Corp. Ltd.:
(A Shares)	14,900	9,558
(H Shares)	26,000	9,009
Huadong Medicine Co. Ltd. (A Shares)	6,200	41,446
Huafon Chemical Co. Ltd. (A Shares)	13,300	15,012
Huagong Tech Co. Ltd. (A Shares)	2,800	9,183
Huaibei Mining Holdings Co. Ltd. (A Shares)	8,100	15,659
Hualan Biological Engineer, Inc. (A Shares)	7,410	22,024
Huaneng Power International, Inc.:
(A Shares)	32,800	34,206
(H Shares)	216,000	103,186
Huatai Securities Co. Ltd.:
(A Shares)	16,700	32,906
(H Shares) (b)	101,000	133,039
HUAXI Securities Co. Ltd.	9,900	10,932
Huaxia Bank Co. Ltd. (A Shares)	36,500	27,730
Huaxin Cement Co. Ltd. (A Shares)	4,000	10,655
Huayu Automotive Systems Co. Ltd. (A Shares)	10,300	33,512
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	4,300	23,803
Huizhou Desay SV Automotive Co. Ltd.	1,800	52,244
Humanwell Healthcare Group Co. Ltd. (A Shares)	5,400	14,072
Hunan Valin Steel Co. Ltd. (A Shares)	20,300	13,707
Hundsun Technologies, Inc. (A Shares)	4,622	29,145
iFlytek Co. Ltd. (A Shares)	7,400	46,216
IMEIK Technology Development Co. Ltd. (A Shares)	600	52,236
Industrial & Commercial Bank of China Ltd.:
(A Shares)	386,300	251,004
(H Shares)	2,988,000	1,579,720
Industrial Bank Co. Ltd. (A Shares)	67,300	177,602
Industrial Securities Co. Ltd. (A Shares)	17,900	17,178
Ingenic Semiconductor Co. Ltd. (A Shares)	1,300	17,206
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	20,400	108,417
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	147,800	49,613
Inner Mongolia Dian Tou Energy Corp. Ltd.	6,200	12,277
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	3,780	10,237
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	25,400	17,148
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	88,600	139,702
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	14,600	19,806
Inspur Electronic Information Industry Co. Ltd. (A Shares)	4,045	14,587
Intco Medical Technology Co. Ltd. (A Shares)	2,100	7,169
JA Solar Technology Co. Ltd. (A Shares)	7,140	82,380
Jafron Biomedical Co. Ltd. (A Shares)	2,400	15,773
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,120	21,392
JCET Group Co. Ltd. (A Shares)	5,100	19,114
Jiangsu Eastern Shenghong Co. Ltd.	12,800	37,503
Jiangsu Expressway Co. Ltd. (H Shares)	72,000	62,829
Jiangsu Hengli Hydraulic Co. Ltd.	4,576	35,392
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	20,632	108,110
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	3,300	21,435
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	4,900	120,158
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	1,100	18,772
Jiangsu Yoke Technology Co. Ltd. (A Shares)	1,200	9,047
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	2,500	9,995
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	11,200	38,298
Jiangxi Copper Co. Ltd.:
(A Shares)	3,400	8,520
(H Shares)	68,000	83,247
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	5,700	20,740
Jiangxi Zhengbang Technology Co. Ltd. (A Shares) (a)	9,700	8,746
Jinke Properties Group Co. Ltd. (A Shares)	24,300	9,448
JiuGui Liquor Co. Ltd. (A Shares)	1,200	26,266
Jizhong Energy Resources Co. Ltd. (A Shares)	11,700	11,676
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	10,311
Joinn Laboratories China Co. Ltd. (A Shares)	1,000	16,433
Jointown Pharmaceutical Group (A Shares)	7,200	12,111
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,700	13,909
Juewei Food Co. Ltd.	1,800	13,965
Keda Industrial Group Co. Ltd.	6,400	19,083
Kingfa Sci & Tech Co. Ltd. (A Shares)	6,900	10,331
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	5,800	15,492
Kunlun Tech Co. Ltd. (A Shares)	5,700	12,141
Kweichow Moutai Co. Ltd. (A Shares)	4,100	1,153,982
Lb Group Co. Ltd. (A Shares)	8,900	26,893
Lens Technology Co. Ltd. (A Shares)	14,100	22,827
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	5,000	13,297
Liaoning Port Co. Ltd. (A Shares)	69,500	17,430
Lingyi iTech Guangdong Co. (A Shares) (a)	18,400	14,049
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	9,420
LONGi Green Energy Technology Co. Ltd.	24,752	226,550
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	1,280	18,330
Luxi Chemical Group Co. Ltd.	6,400	13,383
Luxshare Precision Industry Co. Ltd. (A Shares)	23,293	117,362
Luzhou Laojiao Co. Ltd. (A Shares)	4,800	158,306
Maanshan Iron & Steel Co. Ltd. (A Shares)	18,700	8,697
Mango Excellent Media Co. Ltd. (A Shares)	7,000	32,630
Maxscend Microelectronics Co. Ltd. (A Shares)	1,824	26,077
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	12,401
Metallurgical Corp. China Ltd. (A Shares)	62,000	29,966
Mianyang Fulin Precision Co. Ltd. (A Shares)	1,000	3,074
Ming Yang Smart Energy Group Ltd. (A Shares)	7,300	32,473
Montage Technology Co. Ltd. (A Shares)	3,394	28,856
Muyuan Foodstuff Co. Ltd. (A Shares)	17,440	154,539
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	6,501	18,031
Nanjing Securities Co. Ltd. (A Shares)	11,300	13,398
NARI Technology Co. Ltd. (A Shares)	22,200	96,230
National Silicon Industry Group Co. Ltd. (A Shares) (a)	7,223	21,687
NAURA Technology Group Co. Ltd.	1,800	67,936
NavInfo Co. Ltd. (A Shares)	7,300	15,143
New China Life Insurance Co. Ltd.	18,200	78,390
New China Life Insurance Co. Ltd. (H Shares)	32,000	76,312
New Hope Liuhe Co. Ltd. (A Shares) (a)	16,100	38,038
Ninestar Corp. (A Shares)	4,500	33,532
Ningbo Deye Technology Co. Ltd. (A Shares)	500	24,868
Ningbo Joyson Electronic Corp. (A shares) (a)	3,600	11,542
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	2,300	27,293
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	1,425	29,446
Ningbo Shanshan Co. Ltd. (A Shares)	7,100	29,909
Ningbo Tuopu Group Co. Ltd. (A Shares)	3,700	50,819
Ningxia Baofeng Energy Group Co. Ltd.	20,100	40,160
Nongfu Spring Co. Ltd. (H Shares) (b)	98,200	587,957
North Industries Group Red Arrow Co. Ltd. (A Shares)	3,700	18,022
Northeast Securities Co. Ltd. (A Shares)	7,600	7,831
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	9,404
OFILM Group Co. Ltd. (A Shares) (a)	8,100	7,278
Oppein Home Group, Inc. (A Shares)	1,760	31,439
Orient Securities Co. Ltd. (A Shares)	26,240	33,739
Ovctek China, Inc. (A Shares)	2,420	17,147
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	22,100	24,301
People's Insurance Co. of China Group Ltd.:
(A Shares)	65,100	45,042
(H Shares)	406,000	121,543
Perfect World Co. Ltd. (A Shares)	8,250	18,234
PetroChina Co. Ltd.:
(A Shares)	67,300	52,113
(H Shares)	1,212,000	565,955
Pharmaron Beijing Co. Ltd.:
(A Shares)	2,550	29,307
(H Shares) (b)	12,600	102,647
PICC Property & Casualty Co. Ltd. (H Shares)	388,000	398,385
Ping An Bank Co. Ltd. (A Shares)	62,800	118,285
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	50,100	313,274
(H Shares)	345,500	2,030,517
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	7,700	13,723
Poly Developments & Holdings (A Shares)	40,600	100,316
Postal Savings Bank of China Co. Ltd.	120,000	83,550
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	415,000	274,379
Power Construction Corp. of China Ltd. (A Shares)	49,700	53,499
Proya Cosmetics Co. Ltd. (A Shares)	700	18,304
Qingdao Rural Commercial Bank Corp. (A Shares)	8,100	3,728
Raytron Technology Co. Ltd. (A Shares)	908	5,120
Riyue Heavy Industry Co. Ltd. (A Shares)	3,000	11,165
Rongsheng Petrochemical Co. Ltd. (A Shares)	34,350	72,914
SAIC Motor Corp. Ltd. (A Shares)	23,800	57,265
Sailun Group Co. Ltd. A Shares	9,500	16,746
Sangfor Technologies, Inc.	1,300	18,608
Sany Heavy Industry Co. Ltd. (A Shares)	27,600	69,776
Satellite Chemical Co. Ltd. (A Shares)	8,507	28,612
SDIC Power Holdings Co. Ltd. (A Shares)	24,200	37,097
Sealand Securities Co. Ltd. (A Shares)	17,400	8,966
Seazen Holdings Co. Ltd. (A Shares)	8,200	25,457
SF Holding Co. Ltd. (A Shares)	16,000	118,401
SG Micro Corp. (A Shares)	1,275	30,465
Shaanxi Coal Industry Co. Ltd. (A Shares)	32,800	92,943
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,800	24,689
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	11,807
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	48,132
(H Shares) (b)	32,500	56,555
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	7,260	30,769
Shandong Linglong Tyre Co. Ltd. (A Shares)	4,000	17,063
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	32,600	16,955
Shandong Sun Paper Industry JSC Ltd. (A Shares)	8,700	15,163
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	141,200	176,277
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	2,744	11,005
Shanghai Baosight Software Co. Ltd.	48,772	163,608
Shanghai Baosight Software Co. Ltd. (A Shares)	3,042	18,164
Shanghai Construction Group Co. Ltd. (A Shares)	23,498	10,212
Shanghai Electric Group Co. Ltd. (A Shares)	35,000	23,106
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	300	1,952
(H Shares)	38,500	139,288
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	278	10,215
Shanghai International Airport Co. Ltd. (A Shares) (a)	3,800	29,093
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	27,829
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	30,281
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	2,376	21,660
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	18,954
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	189,718	166,842
Shanghai M&G Stationery, Inc. (A Shares)	3,400	22,897
Shanghai Medicilon, Inc. (A Shares)	236	11,554
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	6,700	17,080
(H Shares)	48,200	72,577
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	90,600	97,604
Shanghai Putailai New Energy Technology Co. Ltd.	4,680	49,194
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	26,800	22,950
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	11,700	14,492
Shanghai Zhangjiang High Ltd. (A Shares)	9,400	16,223
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	11,000	22,467
Shanxi Meijin Energy Co. Ltd. (A Shares)	12,200	20,608
Shanxi Securities Co. Ltd. (A Shares)	11,070	8,967
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	12,723
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	3,960	160,997
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	15,030	26,126
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	16,954
Shengyi Technology Co. Ltd.	6,200	14,628
Shennan Circuits Co. Ltd. (A Shares)	1,740	22,396
Shenwan Hongyuan Group Co. Ltd. (A Shares)	73,400	45,028
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	20,970
Shenzhen Dynanonic Co. Ltd. (A Shares)	500	26,623
Shenzhen Energy Group Co. Ltd. (A Shares)	13,140	12,476
Shenzhen Inovance Technology Co. Ltd. (A Shares)	8,550	83,891
Shenzhen Kangtai Biological Products Co. Ltd.	4,320	21,397
Shenzhen Kedali Industry Co. Ltd.	600	12,925
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	4,000	172,001
Shenzhen New Industries Biomedical Engineering Co. Ltd.	1,700	10,159
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	27,100	22,479
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	3,300	11,763
Shenzhen SC New Energy Technology Corp. (A Shares)	800	15,840
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	3,146	13,343
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	3,300	12,076
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	2,362	24,885
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	5,940	19,533
Sichuan Chuantou Energy Co. Ltd. (A Shares)	9,400	17,394
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	23,300	13,423
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	4,400	14,377
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	6,000	20,901
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	18,300	27,458
Sichuan Swellfun Co. Ltd. (A Shares)	1,300	13,776
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	3,100	13,436
Sieyuan Electric Co. Ltd. (A Shares)	2,100	13,811
Sinolink Securities Co. Ltd. (A Shares)	8,100	10,218
Sinoma Science & Technology Co. Ltd. (A Shares)	6,700	28,747
Sinomine Resource Group Co. Ltd. (A Shares)	1,540	20,530
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	8,500	3,866
(H Shares)	30,000	4,930
Sinopharm Group Co. Ltd. (H Shares)	73,600	168,766
Sinotrans Ltd.	5,900	3,297
Sinotrans Ltd. (H Shares)	10,000	2,994
SKSHU Paint Co. Ltd. (A Shares) (a)	1,140	17,935
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	19,420
Soochow Securities Co. Ltd. (A Shares)	16,770	16,439
Southwest Securities Co. Ltd. (A Shares)	20,800	11,800
StarPower Semiconductor Ltd. (A Shares)	500	28,942
Sungrow Power Supply Co. Ltd. (A Shares)	4,700	86,526
Sunwoda Electronic Co. Ltd. (A Shares)	6,600	28,171
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	4,200	16,662
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	580	40,751
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	2,400	27,807
Tangshan Jidong Cement Co. Ltd. A Shares	8,100	11,607
TBEA Co. Ltd. (A Shares)	12,400	46,008
TCL Technology Group Corp. (A Shares)	48,400	31,911
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	11,000	83,083
Thunder Software Technology Co. Ltd. (A Shares)	1,700	35,949
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	8,706
Tianma Microelectronics Co. Ltd. (A Shares)	4,800	6,931
Tianshan Aluminum Group Co. Ltd.	12,200	13,221
Tianshui Huatian Technology Co. Ltd. (A Shares)	7,600	10,002
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	2,500	10,669
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	4,900	12,960
Toly Bread Co. Ltd.	4,368	9,091
TongFu Microelectronics Co. Ltd. (A Shares) (a)	3,400	8,336
Tongkun Group Co. Ltd. (A Shares)	9,400	20,137
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	33,000	14,866
Tongwei Co. Ltd. (A Shares)	15,200	121,432
Topchoice Medical Corp. (a)	1,300	28,312
Transfar Zhilian Co. Ltd.	8,400	7,142
TravelSky Technology Ltd. (H Shares)	57,000	94,541
Trina Solar Co. Ltd. (A Shares)	7,157	88,387
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	7,314
(H Shares)	40,000	390,578
Unigroup Guoxin Microelectronics Co. Ltd. (a)	2,000	62,625
Unisplendour Corp. Ltd. (A Shares)	10,220	28,184
Walvax Biotechnology Co. Ltd. (A Shares)	5,400	34,823
Wanhua Chemical Group Co. Ltd. (A Shares)	10,400	129,284
Weichai Power Co. Ltd.:
(A Shares)	14,900	26,484
(H Shares)	118,000	168,960
Weihai Guangwei Composites Co. Ltd. (A Shares)	2,200	22,902
Wens Foodstuffs Group Co. Ltd. (A Shares)	20,260	72,310
Western Mining Co. Ltd. (A Shares)	7,900	13,222
Western Securities Co. Ltd. (A Shares)	13,000	12,286
Western Superconducting Technologies Co. Ltd. (A Shares)	1,645	24,430
Westone Information Industry, Inc. (A Shares)	2,200	14,336
Will Semiconductor Ltd.	4,050	63,351
Wingtech Technology Co. Ltd. (A Shares)	4,100	41,812
Winning Health Technology Group Co. Ltd. (A Shares)	10,090	11,873
Wuchan Zhongda Group Co. Ltd.	14,500	10,333
Wuhan Guide Infrared Co. Ltd. (A Shares)	8,531	15,750
Wuliangye Yibin Co. Ltd. (A Shares)	12,700	336,435
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	5,140	9,247
WuXi AppTec Co. Ltd.	7,860	108,856
WuXi AppTec Co. Ltd. (H Shares) (b)	20,564	248,867
Wuxi Shangji Automation Co. Ltd. (A Shares)	1,120	27,187
XCMG Construction Machinery Co. Ltd. (A Shares)	21,600	17,938
Xiamen C&D, Inc. (A Shares)	8,700	14,494
Xiamen Faratronic Co. Ltd. (A Shares)	900	27,902
Xiamen Intretech, Inc.	1,620	4,836
Xiamen Tungsten Co. Ltd. (A Shares)	3,600	14,370
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	7,536	16,714
(H Shares)	50,816	90,628
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	6,800	7,470
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	1,600	14,871
Yankuang Energy Group Co. Ltd.:
(A Shares)	12,100	65,787
(H Shares)	78,000	243,443
Yantai Jereh Oilfield Services (A Shares)	3,100	16,520
Yealink Network Technology Corp. Ltd.	2,950	33,238
Yifeng Pharmacy Chain Co. Ltd.	2,100	16,129
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	5,000	34,008
Yintai Gold Co. Ltd. (A Shares)	8,120	13,081
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,500	31,895
Yonyou Network Technology Co. Ltd. (A Shares)	13,020	40,357
Youngor Group Co. Ltd. (A Shares)	20,800	20,121
Youngy Co. Ltd. (A Shares) (a)	700	13,600
YTO Express Group Co. Ltd. (A Shares)	11,100	31,834
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	3,500	7,747
Yunda Holding Co. Ltd. (A Shares)	10,180	27,337
Yunnan Aluminium Co. Ltd. (A Shares)	12,100	18,065
Yunnan Baiyao Group Co. Ltd. (A Shares)	5,800	47,475
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	900	25,930
Yunnan Energy New Material Co. Ltd.	3,000	95,268
Yunnan Tin Co. Ltd. (A Shares)	4,300	9,604
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,900	83,425
Zhaojin Mining Industry Co. Ltd. (H Shares)	59,500	56,848
Zhefu Holding Group Co. Ltd. (A Shares)	15,500	10,834
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	37,140	24,723
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	23,100	18,147
Zhejiang Chint Electric Co. Ltd. (A Shares)	7,000	38,165
Zhejiang Dahua Technology Co. Ltd. (A Shares)	7,500	16,495
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	10,159
Zhejiang Expressway Co. Ltd. (H Shares)	92,000	74,070
Zhejiang HangKe Technology, Inc. Co. (A Shares)	1,109	12,312
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	16,029
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	4,940	61,811
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	4,300	46,712
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,500	17,407
Zhejiang Juhua Co. Ltd. (A Shares)	11,400	29,284
Zhejiang NHU Co. Ltd. (A Shares)	10,632	32,516
Zhejiang Orient Gene Biotech Co. Ltd. (A Shares)	574	9,663
Zhejiang Semir Garment Co. Ltd. (A Shares)	8,300	6,569
Zhejiang Supor Cookware Co. Ltd.	1,700	11,839
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	6,240	27,206
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	5,900	17,219
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	2,300	15,591
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	2,400	10,960
Zheshang Securities Co. Ltd.	10,400	16,529
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	37,900	96,369
Zhongji Innolight Co. Ltd. (A Shares)	1,900	9,249
Zhongtai Securities Co. Ltd. (A Shares)	15,500	16,783
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	1,025	8,417
(H Shares)	31,900	136,948
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	1,700	13,198
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	13,947
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	7,300	8,150
Zijin Mining Group Co. Ltd.:
(A Shares)	47,800	63,387
(H Shares)	366,000	428,482
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	14,000	12,767
(H Shares)	98,400	51,144
ZTE Corp. (H Shares)	65,600	141,063
TOTAL CHINA		45,112,885
Colombia - 0.0%
Bancolombia SA	15,748	132,207
Ecopetrol SA	280,740	149,309
Interconexion Electrica SA ESP	25,037	120,308
TOTAL COLOMBIA		401,824
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	2,304	7,201
TCS Group Holding PLC unit (a)(c)	6,170	11,720
TOTAL CYPRUS		18,921
Czech Republic - 0.0%
CEZ A/S	9,065	411,396
Komercni Banka A/S	4,501	113,628
MONETA Money Bank A/S (b)	19,849	66,098
TOTAL CZECH REPUBLIC		591,122
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	178	474,351
Series B	304	830,022
Carlsberg A/S Series B	5,667	732,981
Chr. Hansen Holding A/S	5,934	387,638
Coloplast A/S Series B	6,712	785,565
Danske Bank A/S	39,071	545,007
Demant A/S (a)	5,763	219,012
DSV A/S	10,815	1,822,338
Genmab A/S (a)	3,736	1,329,344
GN Store Nord A/S	7,517	260,591
Novo Nordisk A/S Series B	94,942	11,058,261
Novozymes A/S Series B	11,549	736,202
ORSTED A/S (b)	10,649	1,239,721
Pandora A/S	5,345	394,513
Rockwool International A/S Series B	469	115,711
Tryg A/S	20,047	456,202
Vestas Wind Systems A/S	57,018	1,498,647
TOTAL DENMARK		22,886,106
Egypt - 0.0%
Commercial International Bank SAE	94,965	190,231
Commercial International Bank SAE sponsored GDR	720	1,320
Eastern Co. SAE	72,224	37,601
EFG-Hermes Holding SAE	34,221	20,728
Fawry for Banking & Payment Technology Services SAE (a)	50,371	8,333
TOTAL EGYPT		258,213
Finland - 0.7%
Elisa Corp. (A Shares)	7,948	438,981
Fortum Corp.	24,683	275,356
Kesko Oyj	15,746	388,168
Kone OYJ (B Shares)	19,207	877,788
Neste OYJ	23,886	1,222,587
Nokia Corp.	305,503	1,591,238
Nordea Bank ABP	186,783	1,836,363
Orion Oyj (B Shares)	6,068	289,066
Sampo Oyj (A Shares)	28,139	1,215,682
Stora Enso Oyj (R Shares)	30,882	475,338
UPM-Kymmene Corp.	30,106	950,480
Wartsila Corp.	25,810	225,489
TOTAL FINLAND		9,786,536
France - 6.5%
Accor SA (a)	9,811	254,585
Aeroports de Paris SA (a)	1,573	216,394
Air Liquide SA	29,460	4,050,232
Alstom SA	17,670	419,940
Alstom SA rights (a)	17,670	4,515
Amundi SA (b)	3,259	176,203
Arkema SA	3,314	312,627
AXA SA	109,165	2,515,438
bioMerieux SA	2,371	255,898
BNP Paribas SA	62,766	2,965,526
Bollore SA	47,248	237,586
Bouygues SA	12,979	392,352
Bureau Veritas SA	17,009	468,152
Capgemini SA	9,245	1,751,345
Carrefour SA	35,319	601,909
Compagnie de St. Gobain	27,912	1,301,532
Compagnie Generale des Etablissements Michelin SCA Series B	38,421	1,075,195
Covivio	2,730	172,016
Credit Agricole SA	71,071	654,837
Danone SA	36,804	2,029,343
Dassault Aviation SA	1,423	202,886
Dassault Systemes SA	37,511	1,608,911
Edenred SA	14,040	718,914
EDF SA	31,576	382,749
Eiffage SA	4,573	427,469
Engie SA	102,785	1,271,692
EssilorLuxottica SA	16,219	2,527,107
Eurazeo SA	2,501	178,036
Gecina SA	2,608	266,551
Getlink SE	24,603	491,092
Hermes International SCA	1,785	2,433,695
Ipsen SA	2,154	217,508
Kering SA	4,222	2,417,059
Klepierre SA	11,739	259,753
L'Oreal SA	13,599	5,141,203
La Francaise des Jeux SAEM (b)	5,955	212,108
Legrand SA	15,051	1,232,206
LVMH Moet Hennessy Louis Vuitton SE	15,651	10,867,347
Orange SA	112,561	1,150,198
Pernod Ricard SA	11,823	2,314,028
Publicis Groupe SA	12,610	671,046
Remy Cointreau SA	1,310	257,869
Remy Cointreau SA rights 9/19/22 (a)(e)	1,310	1,339
Renault SA (a)	11,044	326,509
Safran SA	19,315	2,123,020
Sanofi SA	64,126	6,372,428
Sartorius Stedim Biotech	1,582	629,938
Schneider Electric SA	30,537	4,223,389
SEB SA	1,477	123,860
Societe Generale Series A	45,124	1,011,066
Sodexo SA	4,883	395,461
Teleperformance	3,307	1,102,868
Thales SA	6,023	747,007
TotalEnergies SE	139,839	7,142,610
Ubisoft Entertainment SA (a)	5,199	221,344
Valeo SA	11,551	246,621
Veolia Environnement SA	37,455	936,782
VINCI SA	30,068	2,882,282
Vivendi SA	41,520	394,163
Wendel SA	1,562	143,121
Worldline SA (a)(b)	13,289	586,552
TOTAL FRANCE		84,715,412
Germany - 4.3%
adidas AG	9,799	1,695,145
Allianz SE	23,031	4,182,574
BASF AG	51,953	2,315,297
Bayer AG	55,497	3,237,154
Bayerische Motoren Werke AG (BMW)	17,593	1,437,584
Bechtle AG	4,802	220,904
Beiersdorf AG	5,729	590,802
Brenntag SE	8,665	608,674
Carl Zeiss Meditec AG	2,244	325,904
Commerzbank AG (a)	60,689	414,218
Continental AG	6,293	448,321
Covestro AG (b)	10,824	365,044
Daimler Truck Holding AG (a)	25,622	696,311
Delivery Hero AG (a)(b)	9,233	445,459
Deutsche Bank AG	117,260	1,021,803
Deutsche Borse AG	10,717	1,870,817
Deutsche Lufthansa AG (a)	34,537	212,605
Deutsche Post AG	55,969	2,235,395
Deutsche Telekom AG	182,934	3,475,561
E.ON AG	126,319	1,135,495
Evonik Industries AG	12,104	257,067
Fresenius Medical Care AG & Co. KGaA	11,354	420,933
Fresenius SE & Co. KGaA	23,825	609,658
GEA Group AG	8,446	313,954
Hannover Reuck SE	3,411	482,143
HeidelbergCement AG	8,096	412,386
HelloFresh AG (a)	9,205	252,604
Henkel AG & Co. KGaA	5,227	329,588
Infineon Technologies AG	73,933	2,027,575
KION Group AG	3,993	182,131
Knorr-Bremse AG	4,126	245,809
LEG Immobilien AG	4,054	367,270
Mercedes-Benz Group AG (Germany)	45,338	2,673,764
Merck KGaA	7,308	1,391,888
MTU Aero Engines AG	3,064	589,047
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,904	1,791,886
Nemetschek Se	3,094	205,544
Puma AG	5,926	397,439
Rational AG	281	194,863
Rheinmetall AG	2,467	450,952
RWE AG	36,373	1,493,693
SAP SE	58,853	5,489,380
Scout24 AG (b)	4,473	254,457
Siemens AG	43,195	4,818,147
Siemens Energy AG	25,010	413,712
Siemens Healthineers AG (b)	16,002	820,001
Symrise AG	7,497	874,792
Telefonica Deutschland Holding AG	59,176	157,008
Uniper SE	5,030	33,442
United Internet AG	5,557	145,794
Volkswagen AG	1,799	356,324
Vonovia SE	39,078	1,302,072
Zalando SE (a)(b)	12,672	356,757
TOTAL GERMANY		57,047,147
Greece - 0.1%
Alpha Bank SA (a)	125,291	110,766
Eurobank Ergasias Services and Holdings SA (a)	134,029	123,464
Ff Group (a)(c)	256	314
Hellenic Telecommunications Organization SA	11,428	196,457
Jumbo SA	5,900	91,356
Mytilineos SA	5,062	77,863
National Bank of Greece SA (a)	28,506	88,802
OPAP SA	10,205	141,222
Public Power Corp. of Greece (a)	10,810	63,694
TOTAL GREECE		893,938
Hong Kong - 1.8%
AIA Group Ltd.	682,800	6,859,853
Beijing Enterprises Holdings Ltd.	33,000	105,727
BOC Hong Kong (Holdings) Ltd.	207,000	747,583
BYD Electronic International Co. Ltd.	38,500	98,826
China Everbright International Ltd.	214,888	114,426
China Jinmao Holdings Group Ltd.	324,000	75,119
China Merchants Holdings International Co. Ltd.	80,257	129,435
China Overseas Land and Investment Ltd.	218,000	601,243
China Power International Development Ltd.	305,805	172,967
China Resources Beer Holdings Co. Ltd.	94,000	649,027
China Resources Power Holdings Co. Ltd.	108,000	203,070
China Taiping Insurance Group Ltd.	78,400	82,596
China Traditional Chinese Medicine Holdings Co. Ltd.	146,000	61,935
CITIC Pacific Ltd.	329,000	354,989
CLP Holdings Ltd.	91,500	775,881
CSPC Pharmaceutical Group Ltd.	501,760	549,405
Far East Horizon Ltd.	73,000	60,168
Fosun International Ltd.	149,000	117,493
Galaxy Entertainment Group Ltd.	122,000	725,793
Ganfeng Lithium Co. Ltd. (H Shares) (b)	12,460	112,618
Guangdong Investment Ltd.	160,000	155,926
Hang Lung Properties Ltd.	117,000	213,466
Hang Seng Bank Ltd.	42,700	688,104
Henderson Land Development Co. Ltd.	82,010	285,489
Hong Kong & China Gas Co. Ltd.	633,865	668,595
Hong Kong Exchanges and Clearing Ltd.	68,149	3,127,389
Hua Hong Semiconductor Ltd. (a)(b)	36,000	107,772
Lenovo Group Ltd.	404,000	390,624
Link (REIT)	119,858	1,003,156
MMG Ltd. (a)	164,000	48,469
MTR Corp. Ltd.	86,445	457,008
New World Development Co. Ltd.	80,267	267,901
Power Assets Holdings Ltd.	79,000	516,777
Sino Land Ltd.	184,824	274,532
Sinotruk Hong Kong Ltd.	34,000	40,064
Sun Hung Kai Properties Ltd.	81,500	972,877
Swire Pacific Ltd. (A Shares)	28,500	162,107
Swire Properties Ltd.	66,400	158,009
Techtronic Industries Co. Ltd.	78,000	865,537
Wharf Holdings Ltd.	70,000	255,927
Yuexiu Property Co. Ltd.	74,800	93,382
TOTAL HONG KONG		23,351,265
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	21,182	155,569
OTP Bank PLC	12,462	255,744
Richter Gedeon PLC	8,057	164,428
TOTAL HUNGARY		575,741
India - 3.9%
ACC Ltd.	4,475	126,075
Adani Enterprises Ltd.	15,500	503,749
Adani Green Energy Ltd. (a)	17,410	479,321
Adani Ports & Special Economic Zone Ltd.	27,384	264,387
Adani Power Ltd. (a)	42,339	168,691
Adani Total Gas Ltd.	15,506	612,702
Adani Transmissions Ltd. (a)	15,506	610,435
Ambuja Cements Ltd.	34,439	163,170
Apollo Hospitals Enterprise Ltd.	5,583	297,636
Asian Paints Ltd.	21,680	914,832
AU Small Finance Bank Ltd. (b)	7,630	57,196
Aurobindo Pharma Ltd.	15,801	109,167
Avenue Supermarts Ltd. (a)(b)	8,964	481,591
Axis Bank Ltd.	128,545	1,179,709
Bajaj Auto Ltd.	3,820	188,927
Bajaj Finance Ltd.	15,401	1,407,990
Bajaj Finserv Ltd.	2,170	413,912
Balkrishna Industries Ltd.	4,421	129,361
Bandhan Bank Ltd. (b)	36,520	127,791
Berger Paints India Ltd.	14,521	114,822
Bharat Electronics Ltd.	70,485	244,914
Bharat Forge Ltd.	13,726	127,082
Bharat Petroleum Corp. Ltd.	49,121	205,015
Bharti Airtel Ltd.	123,091	1,054,342
Biocon Ltd.	24,910	96,702
Britannia Industries Ltd.	5,899	290,649
Cholamandalam Investment and Finance Co. Ltd.	22,198	196,982
Cipla Ltd./India	27,022	333,661
Coal India Ltd.	86,858	231,768
Colgate-Palmolive Ltd.	7,351	147,257
Container Corp. of India Ltd.	15,107	136,098
Dabur India Ltd.	35,817	264,279
Divi's Laboratories Ltd.	7,469	361,910
DLF Ltd.	38,327	187,343
Dr. Reddy's Laboratories Ltd.	6,552	338,644
Eicher Motors Ltd.	7,807	305,509
GAIL India Ltd.	86,477	160,137
Godrej Consumer Products Ltd. (a)	23,651	255,122
Godrej Properties Ltd. (a)	7,362	140,484
Grasim Industries Ltd.	15,419	307,047
Havells India Ltd.	14,630	231,232
HCL Technologies Ltd.	61,446	738,114
HDFC Standard Life Insurance Co. Ltd. (b)	53,853	378,094
Hero Motocorp Ltd.	6,154	219,467
Hindalco Industries Ltd.	75,874	398,891
Hindustan Petroleum Corp. Ltd.	35,791	109,018
Hindustan Unilever Ltd.	46,626	1,555,867
Housing Development Finance Corp. Ltd.	97,300	2,932,981
ICICI Bank Ltd.	290,086	3,013,701
ICICI Lombard General Insurance Co. Ltd. (b)	13,685	211,023
ICICI Prudential Life Insurance Co. Ltd. (b)	20,303	142,196
Indian Oil Corp. Ltd.	163,600	150,723
Indian Railway Catering & Tourism Corp. Ltd.	13,081	105,692
Indraprastha Gas Ltd.	16,044	70,239
Indus Towers Ltd.	39,045	109,865
Info Edge India Ltd.	3,955	217,065
Infosys Ltd.	189,852	3,719,967
InterGlobe Aviation Ltd. (a)(b)	5,368	127,144
ITC Ltd.	164,746	631,072
Jindal Steel & Power Ltd.	21,420	105,254
JSW Steel Ltd.	40,907	325,466
Jubilant Foodworks Ltd.	23,259	162,187
Kotak Mahindra Bank Ltd.	31,374	719,717
Larsen & Toubro Infotech Ltd. (b)	2,988	179,147
Larsen & Toubro Ltd.	38,890	890,304
Lupin Ltd.	10,694	87,010
Mahindra & Mahindra Ltd.	49,233	725,612
Marico Ltd.	27,633	180,927
Maruti Suzuki India Ltd.	6,737	748,841
MindTree Consulting Ltd.	3,435	148,640
Mphasis BFL Ltd.	4,455	129,789
MRF Ltd.	102	107,994
Muthoot Finance Ltd.	6,791	91,555
Nestle India Ltd.	1,862	455,480
NTPC Ltd.	221,056	427,034
Oil & Natural Gas Corp. Ltd.	141,861	240,549
Page Industries Ltd.	355	219,296
Petronet LNG Ltd.	42,943	119,383
PI Industries Ltd.	4,507	176,041
Pidilite Industries Ltd.	8,688	269,217
Piramal Enterprises Ltd.	6,643	148,911
Power Grid Corp. of India Ltd.	177,157	479,210
Reliance Industries Ltd.	171,691	5,454,342
Samvardhana Motherson International Ltd.	74,860	120,690
SBI Cards & Payment Services Ltd.	13,606	161,652
SBI Life Insurance Co. Ltd. (b)	25,397	415,573
Shree Cement Ltd.	597	154,776
Shriram Transport Finance Co. Ltd.	10,813	189,058
Siemens Ltd.	3,977	135,402
SRF Ltd.	8,272	254,377
State Bank of India	100,667	673,814
Sun Pharmaceutical Industries Ltd.	54,356	647,582
Tata Consultancy Services Ltd.	52,152	2,178,988
Tata Consumer Products Ltd.	31,791	326,070
Tata Elxsi Ltd.	1,873	206,230
Tata Motors Ltd. (a)	91,921	523,880
Tata Power Co. Ltd./The	79,510	223,582
Tata Steel Ltd.	420,120	571,165
Tech Mahindra Ltd.	32,929	437,376
Titan Co. Ltd.	20,141	599,155
Torrent Pharmaceuticals Ltd.	8,441	163,060
Trent Ltd.	10,274	164,910
Ultratech Cement Ltd.	5,692	471,266
United Spirits Ltd. (a)	16,970	167,048
UPL Ltd.	26,931	252,369
Vedanta Ltd.	42,770	137,600
Wipro Ltd.	75,704	403,485
Yes Bank Ltd. (a)	640,315	120,981
Zomato Ltd. (a)	87,659	52,045
TOTAL INDIA		51,142,800
Indonesia - 0.5%
PT Adaro Energy Tbk	784,300	172,215
PT Adaro Minerals Indonesia Tbk	448,300	55,897
PT Aneka Tambang Tbk	468,600	61,903
PT Astra International Tbk	1,126,300	481,040
PT Bank Central Asia Tbk	3,146,900	1,564,828
PT Bank Jago Tbk (a)	233,600	166,932
PT Bank Mandiri (Persero) Tbk	1,039,200	581,701
PT Bank Negara Indonesia (Persero) Tbk	427,800	227,040
PT Bank Rakyat Indonesia (Persero) Tbk	3,867,310	1,141,602
PT Barito Pacific Tbk	1,619,400	98,372
PT Charoen Pokphand Indonesia Tbk	403,500	152,387
PT Gudang Garam Tbk	21,100	39,619
PT Indah Kiat Pulp & Paper Tbk	139,800	71,690
PT Indofood CBP Sukses Makmur Tbk	138,300	82,320
PT Indofood Sukses Makmur Tbk	267,300	122,597
PT Kalbe Farma Tbk	1,240,600	135,564
PT Merdeka Copper Gold Tbk (a)	680,961	186,889
PT Sarana Menara Nusantara Tbk	1,370,700	108,614
PT Semen Gresik (Persero) Tbk	166,700	73,456
PT Sumber Alfaria Trijaya Tbk	869,500	110,076
PT Telkom Indonesia Persero Tbk	2,831,300	808,676
PT Tower Bersama Infrastructure Tbk	469,600	97,360
PT Unilever Indonesia Tbk	421,700	128,407
PT United Tractors Tbk	94,000	205,429
PT Vale Indonesia Tbk (a)	127,900	52,794
TOTAL INDONESIA		6,927,408
Ireland - 0.4%
CRH PLC	39,825	1,528,251
CRH PLC sponsored ADR	3,255	125,610
DCC PLC (United Kingdom)	5,629	366,742
Flutter Entertainment PLC (a)	1,649	165,231
Flutter Entertainment PLC (Ireland) (a)	7,807	779,882
James Hardie Industries PLC CDI	25,021	617,937
Kerry Group PLC Class A	8,954	944,886
Kingspan Group PLC (Ireland)	8,731	562,360
Smurfit Kappa Group PLC	13,839	499,006
TOTAL IRELAND		5,589,905
Isle of Man - 0.0%
Entain PLC (a)	32,937	484,670
Israel - 0.5%
Azrieli Group	2,374	187,523
Bank Hapoalim BM (Reg.)	72,023	660,235
Bank Leumi le-Israel BM	87,491	836,005
Check Point Software Technologies Ltd. (a)	5,731	714,083
CyberArk Software Ltd. (a)	2,303	299,689
Elbit Systems Ltd. (Israel)	1,510	344,322
Icl Group Ltd.	39,118	348,467
Israel Discount Bank Ltd. (Class A)	70,568	393,411
Kornit Digital Ltd. (a)	2,709	73,712
Mizrahi Tefahot Bank Ltd.	8,765	320,003
NICE Ltd. (a)	3,211	665,977
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	60,906	571,298
Tower Semiconductor Ltd. (a)	5,972	282,160
Wix.com Ltd. (a)	3,138	186,178
ZIM Integrated Shipping Services Ltd.	4,628	230,567
TOTAL ISRAEL		6,113,630
Italy - 1.0%
Amplifon SpA	7,099	233,701
Assicurazioni Generali SpA	62,146	929,061
Atlantia SpA	27,587	636,368
DiaSorin SpA	1,442	199,847
Enel SpA	458,273	2,310,277
Eni SpA	142,140	1,708,607
FinecoBank SpA	34,422	425,338
Infrastrutture Wireless Italiane SpA (b)	17,930	187,652
Intesa Sanpaolo SpA	934,380	1,659,282
Mediobanca SpA	34,800	297,343
Moncler SpA	11,566	575,330
Nexi SpA (a)(b)	29,369	265,767
Poste Italiane SpA (b)	29,380	245,327
Prysmian SpA	14,163	448,010
Recordati SpA	5,673	250,651
Snam SpA	111,921	561,568
Telecom Italia SpA (a)	572,552	127,026
Terna - Rete Elettrica Nazionale	78,853	602,665
UniCredit SpA	119,636	1,183,163
TOTAL ITALY		12,846,983
Japan - 13.8%
Advantest Corp.	10,600	630,456
AEON Co. Ltd. (d)	37,200	750,210
AGC, Inc.	11,000	400,986
Aisin Seiki Co. Ltd.	8,400	249,468
Ajinomoto Co., Inc.	26,400	694,742
Ana Holdings, Inc. (a)	8,500	158,684
Asahi Group Holdings	25,900	900,448
ASAHI INTECC Co. Ltd.	12,000	222,000
Asahi Kasei Corp.	71,600	574,404
Astellas Pharma, Inc.	105,200	1,647,579
Azbil Corp.	6,500	195,671
Bandai Namco Holdings, Inc.	11,300	882,784
Bridgestone Corp.	32,300	1,259,890
Brother Industries Ltd.	13,700	256,621
Canon, Inc.	56,300	1,331,936
Capcom Co. Ltd.	9,600	266,856
Central Japan Railway Co.	8,100	948,485
Chiba Bank Ltd.	29,300	162,523
Chubu Electric Power Co., Inc.	36,400	388,294
Chugai Pharmaceutical Co. Ltd.	38,000	1,067,527
Concordia Financial Group Ltd.	63,800	217,048
CyberAgent, Inc.	24,900	248,462
Dai Nippon Printing Co. Ltd.	12,100	267,015
Dai-ichi Mutual Life Insurance Co.	56,900	989,769
Daifuku Co. Ltd.	5,700	363,469
Daiichi Sankyo Kabushiki Kaisha	98,900	2,622,305
Daikin Industries Ltd.	14,100	2,472,834
Daito Trust Construction Co. Ltd.	3,700	350,770
Daiwa House Industry Co. Ltd.	33,400	825,250
Daiwa House REIT Investment Corp.	121	291,222
Daiwa Securities Group, Inc.	77,900	359,604
DENSO Corp.	24,500	1,340,029
Dentsu Group, Inc.	12,100	422,672
Disco Corp.	1,700	415,360
East Japan Railway Co.	17,100	892,739
Eisai Co. Ltd.	14,400	659,446
ENEOS Holdings, Inc.	172,500	667,300
FANUC Corp.	10,800	1,862,574
Fast Retailing Co. Ltd.	3,300	1,998,450
Fuji Electric Co. Ltd.	7,100	320,678
FUJIFILM Holdings Corp.	20,300	1,159,577
Fujitsu Ltd.	11,100	1,488,092
GLP J-REIT	233	306,431
GMO Payment Gateway, Inc.	2,300	191,137
Hakuhodo DY Holdings, Inc.	12,000	123,428
Hamamatsu Photonics K.K.	7,800	354,439
Hankyu Hanshin Holdings, Inc.	12,900	374,187
Hikari Tsushin, Inc.	1,100	121,207
Hirose Electric Co. Ltd.	1,810	260,035
Hitachi Construction Machinery Co. Ltd.	6,200	136,784
Hitachi Ltd.	54,600	2,764,292
Hitachi Metals Ltd. (a)	12,300	189,135
Honda Motor Co. Ltd.	92,000	2,357,702
Hoshizaki Corp.	6,600	196,891
Hoya Corp.	20,900	2,094,005
Hulic Co. Ltd.	19,300	154,788
Ibiden Co. Ltd.	6,100	180,021
Idemitsu Kosan Co. Ltd.	11,366	295,571
Iida Group Holdings Co. Ltd.	8,500	139,166
INPEX Corp.	58,900	675,099
Isuzu Motors Ltd.	32,800	359,770
ITO EN Ltd.	2,900	136,652
Itochu Corp.	66,900	1,947,437
ITOCHU Techno-Solutions Corp.	5,200	139,359
Japan Airlines Co. Ltd. (a)	7,900	136,853
Japan Exchange Group, Inc.	28,000	445,221
Japan Post Bank Co. Ltd.	22,900	183,192
Japan Post Holdings Co. Ltd.	137,700	991,418
Japan Post Insurance Co. Ltd.	10,900	176,230
Japan Real Estate Investment Corp.	71	342,856
Japan Retail Fund Investment Corp.	380	309,659
Japan Tobacco, Inc.	66,800	1,199,435
JFE Holdings, Inc.	27,700	312,313
JSR Corp.	10,300	285,289
Kajima Corp.	24,400	278,543
Kakaku.com, Inc.	8,000	156,693
Kansai Electric Power Co., Inc.	39,800	403,522
Kao Corp.	27,000	1,174,349
KDDI Corp.	90,900	2,914,467
Keio Corp.	5,900	225,912
Keisei Electric Railway Co.	7,400	202,885
Keyence Corp.	11,000	4,359,764
Kikkoman Corp.	8,200	486,217
Kintetsu Group Holdings Co. Ltd.	9,700	320,556
Kirin Holdings Co. Ltd.	46,300	761,559
Kobayashi Pharmaceutical Co. Ltd.	3,000	199,860
Kobe Bussan Co. Ltd.	8,800	250,845
Koei Tecmo Holdings Co. Ltd.	3,290	114,855
Koito Manufacturing Co. Ltd.	5,900	193,943
Komatsu Ltd.	52,300	1,209,092
Konami Group Corp.	5,100	301,438
Kose Corp.	1,900	169,598
Kubota Corp.	57,000	946,391
Kurita Water Industries Ltd.	6,000	243,357
Kyocera Corp.	18,100	1,006,159
Kyowa Hakko Kirin Co., Ltd.	15,400	363,059
Lasertec Corp.	4,300	615,631
LIXIL Group Corp.	16,900	349,750
M3, Inc.	25,030	872,043
Makita Corp.	12,800	312,812
Marubeni Corp.	88,400	822,321
Mazda Motor Corp.	31,500	265,532
McDonald's Holdings Co. (Japan) Ltd.	4,800	180,170
Meiji Holdings Co. Ltd.	6,600	344,586
Minebea Mitsumi, Inc.	19,800	356,165
Misumi Group, Inc.	16,200	403,029
Mitsubishi Chemical Holdings Corp.	73,200	411,642
Mitsubishi Corp.	71,200	2,116,013
Mitsubishi Electric Corp.	109,500	1,155,688
Mitsubishi Estate Co. Ltd.	66,500	987,632
Mitsubishi Heavy Industries Ltd.	18,200	675,811
Mitsubishi UFJ Financial Group, Inc.	674,300	3,799,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,100	170,091
Mitsui & Co. Ltd.	78,800	1,738,508
Mitsui Chemicals, Inc.	9,900	208,536
Mitsui Fudosan Co. Ltd.	50,700	1,133,116
Mitsui OSK Lines Ltd.	19,100	523,739
Mizuho Financial Group, Inc.	136,110	1,623,299
MonotaRO Co. Ltd.	14,200	253,546
MS&AD Insurance Group Holdings, Inc.	25,100	814,027
Murata Manufacturing Co. Ltd.	32,500	1,898,348
NEC Corp.	13,900	513,111
Nexon Co. Ltd.	27,900	633,389
NGK Insulators Ltd.	13,600	198,917
Nidec Corp.	25,300	1,758,200
Nihon M&A Center Holdings, Inc.	16,900	226,157
Nintendo Co. Ltd.	6,200	2,772,475
Nippon Building Fund, Inc.	87	461,513
Nippon Express Holdings, Inc.	4,400	262,924
Nippon Paint Holdings Co. Ltd.	45,900	350,868
Nippon Prologis REIT, Inc.	122	317,262
Nippon Sanso Holdings Corp.	10,100	170,313
Nippon Shinyaku Co. Ltd.	2,800	173,297
Nippon Steel & Sumitomo Metal Corp.	46,200	687,467
Nippon Telegraph & Telephone Corp.	67,400	1,925,303
Nippon Yusen KK	9,300	730,527
Nissan Chemical Corp.	7,300	373,272
Nissan Motor Co. Ltd.	132,200	502,739
Nisshin Seifun Group, Inc.	11,500	141,559
Nissin Food Holdings Co. Ltd.	3,600	260,734
Nitori Holdings Co. Ltd.	4,500	476,094
Nitto Denko Corp.	8,140	524,178
Nomura Holdings, Inc.	166,800	636,427
Nomura Real Estate Holdings, Inc.	6,600	160,112
Nomura Real Estate Master Fund, Inc.	241	301,923
Nomura Research Institute Ltd.	19,000	570,842
NTT Data Corp.	35,700	540,320
Obayashi Corp.	37,200	273,585
OBIC Co. Ltd.	3,900	623,492
Odakyu Electric Railway Co. Ltd.	15,800	226,610
Oji Holdings Corp.	45,900	191,364
Olympus Corp.	69,800	1,493,872
OMRON Corp.	10,500	587,244
Ono Pharmaceutical Co. Ltd.	20,700	582,062
Open House Group Co. Ltd.	4,500	196,314
Oracle Corp. Japan	2,000	124,737
Oriental Land Co. Ltd.	11,300	1,715,666
ORIX Corp.	67,000	1,194,062
Osaka Gas Co. Ltd.	21,000	377,540
Otsuka Corp.	6,100	190,233
Otsuka Holdings Co. Ltd.	21,900	782,333
Pan Pacific International Holdings Ltd.	21,290	331,496
Panasonic Holdings Corp.	125,100	1,032,843
Persol Holdings Co. Ltd.	9,700	200,807
Rakuten Group, Inc.	46,500	230,526
Recruit Holdings Co. Ltd.	81,400	3,042,167
Renesas Electronics Corp. (a)	66,300	631,497
Resona Holdings, Inc.	122,800	477,231
Ricoh Co. Ltd.	32,800	263,813
ROHM Co. Ltd.	4,900	363,632
SBI Holdings, Inc. Japan	14,000	284,024
SCSK Corp.	10,200	179,625
Secom Co. Ltd.	11,700	781,444
Seiko Epson Corp.	15,900	238,861
Sekisui Chemical Co. Ltd.	21,500	302,493
Sekisui House Ltd.	35,100	621,670
Seven & i Holdings Co. Ltd.	42,600	1,736,385
SG Holdings Co. Ltd.	16,400	312,986
Sharp Corp.	14,200	114,296
Shimadzu Corp.	13,400	476,758
SHIMANO, Inc.	4,100	684,890
SHIMIZU Corp.	31,800	180,263
Shin-Etsu Chemical Co. Ltd.	21,200	2,715,599
Shionogi & Co. Ltd.	15,000	769,372
Shiseido Co. Ltd.	22,800	937,838
Shizuoka Bank Ltd.	25,100	151,891
SMC Corp.	3,200	1,577,077
SoftBank Corp.	161,000	1,861,523
SoftBank Group Corp.	68,100	2,860,663
Sompo Holdings, Inc.	17,700	789,973
Sony Group Corp.	71,200	6,039,750
Square Enix Holdings Co. Ltd.	4,700	218,079
Subaru Corp.	34,300	596,851
Sumco Corp.	20,600	288,250
Sumitomo Chemical Co. Ltd.	85,500	336,009
Sumitomo Corp.	63,500	892,807
Sumitomo Electric Industries Ltd.	40,400	450,411
Sumitomo Metal Mining Co. Ltd.	14,200	446,502
Sumitomo Mitsui Financial Group, Inc.	73,700	2,312,124
Sumitomo Mitsui Trust Holdings, Inc.	19,100	627,421
Sumitomo Realty & Development Co. Ltd.	17,400	480,468
Suntory Beverage & Food Ltd.	7,900	311,714
Suzuki Motor Corp.	20,800	681,811
Sysmex Corp.	9,500	665,112
T&D Holdings, Inc.	29,900	338,410
Taisei Corp.	10,900	347,784
Takeda Pharmaceutical Co. Ltd.	84,877	2,490,309
TDK Corp.	21,676	682,678
Terumo Corp.	36,600	1,249,656
TIS, Inc.	12,900	365,768
Tobu Railway Co. Ltd.	10,100	239,823
Toho Co. Ltd.	6,000	238,264
Tokio Marine Holdings, Inc.	35,400	2,072,314
Tokyo Electric Power Co., Inc. (a)	85,700	337,261
Tokyo Electron Ltd.	8,500	2,925,645
Tokyo Gas Co. Ltd.	22,500	441,921
Tokyu Corp.	30,100	369,074
Toppan, Inc.	14,200	241,620
Toray Industries, Inc.	78,900	432,162
Toshiba Corp.	22,000	892,486
Tosoh Corp.	14,200	185,100
Toto Ltd.	7,900	269,089
Toyota Industries Corp.	8,300	505,383
Toyota Motor Corp.	598,000	9,706,161
Toyota Tsusho Corp.	12,100	412,966
Trend Micro, Inc.	7,600	441,668
Unicharm Corp.	22,700	822,245
USS Co. Ltd.	12,300	241,357
Welcia Holdings Co. Ltd.	5,500	122,842
West Japan Railway Co.	12,500	459,134
Yakult Honsha Co. Ltd.	7,200	438,476
Yamaha Corp.	7,600	324,171
Yamaha Motor Co. Ltd.	16,400	316,801
Yamato Holdings Co. Ltd.	16,600	290,483
Yaskawa Electric Corp.	13,600	476,325
Yokogawa Electric Corp.	12,900	228,759
Z Holdings Corp.	145,800	515,292
ZOZO, Inc.	6,700	144,731
TOTAL JAPAN		181,712,815
Korea (South) - 3.1%
Alteogen, Inc. (a)	1,467	73,698
AMOREPACIFIC Corp.	1,455	144,259
AMOREPACIFIC Group, Inc.	1,975	55,991
BGF Retail Co. Ltd.	449	62,317
Celltrion Healthcare Co. Ltd.	4,717	262,423
Celltrion Pharm, Inc.	800	52,046
Celltrion, Inc.	5,611	818,407
Cheil Worldwide, Inc.	4,492	78,584
CJ CheilJedang Corp.	463	139,032
CJ Corp.	1,017	62,259
CJ ENM Co. Ltd.	532	41,574
CJ Logistics Corp. (a)	432	38,626
Coway Co. Ltd.	3,224	158,449
Db Insurance Co. Ltd.	2,485	115,220
Doosan Bobcat, Inc.	2,772	66,333
Doosan Heavy Industries & Construction Co. Ltd. (a)	23,088	333,706
E-Mart, Inc.	1,144	99,326
Ecopro BM Co. Ltd.	2,760	254,269
F&F Co. Ltd.	960	110,396
Green Cross Corp.	288	38,256
GS Engineering & Construction Corp.	3,225	73,863
GS Holdings Corp.	2,573	82,167
Hana Financial Group, Inc.	16,879	481,883
Hankook Tire Co. Ltd.	4,228	112,910
Hanmi Pharm Co. Ltd.	323	76,692
Hanon Systems	11,205	91,628
Hanwha Solutions Corp. (a)	6,342	213,465
HD Hyundai Co. Ltd.	2,816	123,018
HLB, Inc. (a)	5,281	170,590
HMM Co. Ltd.	14,770	282,528
Hotel Shilla Co.	1,862	102,748
HYBE Co. Ltd. (a)	886	119,861
Hyundai Engineering & Construction Co. Ltd.	4,024	130,356
Hyundai Glovis Co. Ltd.	1,029	143,882
Hyundai Heavy Industries Co. Ltd. (a)	942	90,821
Hyundai Mobis	3,447	604,426
Hyundai Motor Co.	7,582	1,142,208
Hyundai Steel Co.	4,543	119,052
Iljin Materials Co. Ltd.	1,295	73,329
Industrial Bank of Korea	14,277	102,940
Kakao Corp.	17,382	999,990
Kakao Games Corp. (a)	1,884	73,576
KakaoBank Corp. (a)	6,378	151,553
Kangwon Land, Inc. (a)	5,722	113,948
KB Financial Group, Inc.	22,058	817,309
Kia Corp.	14,970	933,725
Korea Aerospace Industries Ltd.	4,178	183,058
Korea Electric Power Corp. (a)	13,917	238,794
Korea Investment Holdings Co. Ltd.	2,344	113,629
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,206	143,617
Korea Zinc Co. Ltd.	492	180,199
Korean Air Lines Co. Ltd. (a)	9,426	183,487
KRAFTON, Inc. (a)	1,343	241,460
KT&G Corp.	6,271	393,776
Kumho Petro Chemical Co. Ltd.	938	93,350
L&F Co. Ltd. (a)	1,268	223,540
LG Chemical Ltd.	2,669	1,238,447
LG Corp.	5,566	346,106
LG Display Co. Ltd.	12,664	149,158
LG Electronics, Inc.	5,988	435,144
LG Energy Solution (a)	1,201	390,160
LG Household & Health Care Ltd.	536	320,946
LG Innotek Co. Ltd.	781	218,157
LG Uplus Corp.	13,125	126,000
Lotte Chemical Corp.	948	128,500
Lotte Shopping Co. Ltd.	534	39,139
Meritz Financial Holdings Co.	1,855	37,330
Meritz Fire & Marine Insurance Co. Ltd.	2,110	55,880
Meritz Securities Co. Ltd.	16,864	62,707
Mirae Asset Securities Co. Ltd.	13,723	69,477
NAVER Corp.	7,463	1,487,321
NCSOFT Corp.	930	266,179
Netmarble Corp. (b)	1,298	71,917
NH Investment & Securities Co. Ltd.	8,755	66,866
Orion Corp./Republic of Korea	1,455	112,219
Pan Ocean Co., Ltd. (Korea)	14,306	62,040
Pearl Abyss Corp. (a)	1,612	66,163
POSCO	4,510	839,126
POSCO Chemtech Co. Ltd.	1,562	157,936
S-Oil Corp.	2,461	174,752
S1 Corp.	1,303	63,707
Samsung Biologics Co. Ltd. (a)(b)	986	654,285
Samsung C&T Corp.	4,841	447,726
Samsung Electro-Mechanics Co. Ltd.	3,092	339,215
Samsung Electronics Co. Ltd.	265,897	12,539,174
Samsung Engineering Co. Ltd. (a)	8,370	126,218
Samsung Fire & Marine Insurance Co. Ltd.	1,742	263,658
Samsung Heavy Industries Co. Ltd. (a)	34,269	148,007
Samsung Life Insurance Co. Ltd.	4,750	221,217
Samsung SDI Co. Ltd.	3,118	1,365,386
Samsung SDS Co. Ltd.	1,913	199,899
Samsung Securities Co. Ltd.	3,566	95,826
SD Biosensor, Inc.	1,881	58,300
Seegene, Inc.	1,955	59,738
Shinhan Financial Group Co. Ltd.	26,674	731,832
SK Biopharmaceuticals Co. Ltd. (a)	1,540	92,240
SK Bioscience Co. Ltd. (a)	1,238	116,089
SK Chemicals Co. Ltd.	529	42,726
SK Hynix, Inc.	30,916	2,328,405
SK IE Technology Co. Ltd. (a)(b)	1,463	92,268
SK Innovation Co., Ltd.	3,170	457,530
SK Square Co. Ltd. (a)	5,918	194,138
SK Telecom Co. Ltd.	1,469	60,407
SK, Inc.	2,131	360,111
SKC Co. Ltd.	1,122	117,490
Woori Financial Group, Inc.	29,721	271,720
Yuhan Corp.	3,196	141,753
TOTAL KOREA (SOUTH)		40,939,284
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	86,992	252,278
Boubyan Bank KSC	77,155	208,398
Gulf Bank	81,263	95,167
Kuwait Finance House KSCP	282,801	814,592
Mabanee Co. SAKC	40,503	107,550
Mobile Telecommunication Co.	112,543	222,112
National Bank of Kuwait	402,447	1,399,473
TOTAL KUWAIT		3,099,570
Luxembourg - 0.2%
Allegro.eu SA (a)(b)	19,384	104,665
ArcelorMittal SA (Netherlands)	34,653	847,000
Aroundtown SA	61,234	195,576
Eurofins Scientific SA	7,506	583,188
NEPI Rockcastle PLC	26,774	147,595
Reinet Investments SCA	7,546	131,201
Tenaris SA	26,177	366,322
TOTAL LUXEMBOURG		2,375,547
Malaysia - 0.4%
AMMB Holdings Bhd	103,300	90,637
Axiata Group Bhd	130,360	84,067
CIMB Group Holdings Bhd	370,738	434,344
Dialog Group Bhd	209,100	103,957
DiGi.com Bhd	182,800	149,281
Genting Bhd	128,400	136,680
Genting Malaysia Bhd	197,200	129,653
Hap Seng Consolidated Bhd	27,900	47,392
Hartalega Holdings Bhd	96,000	59,399
Hong Leong Bank Bhd	37,000	174,584
Hong Leong Credit Bhd	10,100	44,259
IHH Healthcare Bhd	101,000	145,225
Inari Amertron Bhd	167,900	108,482
IOI Corp. Bhd	152,500	138,104
Kuala Lumpur Kepong Bhd	24,000	118,210
Malayan Banking Bhd	263,317	524,453
Malaysia Airports Holdings Bhd (a)	49,100	68,982
Maxis Bhd	143,800	118,691
MISC Bhd	79,300	128,603
MR DIY Group M Sdn Bhd (b)	152,600	76,242
Nestle (Malaysia) Bhd	4,500	136,263
Petronas Chemicals Group Bhd	135,900	271,480
Petronas Dagangan Bhd	17,100	86,141
Petronas Gas Bhd	39,200	151,078
PPB Group Bhd	37,440	137,641
Press Metal Bhd	194,800	213,185
Public Bank Bhd	812,200	847,373
QL Resources Bhd	50,900	60,919
RHB Bank Bhd	91,935	121,587
Sime Darby Bhd	126,400	66,597
Sime Darby Plantation Bhd	109,916	107,709
Telekom Malaysia Bhd	58,700	75,025
Tenaga Nasional Bhd	144,900	268,964
Top Glove Corp. Bhd	290,500	63,054
TOTAL MALAYSIA		5,488,261
Mexico - 0.6%
Alfa SA de CV Series A	166,800	114,634
America Movil S.A.B. de CV Series L	1,592,400	1,515,418
Arca Continental S.A.B. de CV	25,000	173,175
CEMEX S.A.B. de CV unit (a)	844,580	340,972
Coca-Cola FEMSA S.A.B. de CV unit	29,640	179,450
Fibra Uno Administracion SA de CV	171,900	175,480
Fomento Economico Mexicano S.A.B. de CV unit	108,200	674,236
Gruma S.A.B. de CV Series B	11,870	147,601
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	20,900	283,376
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	11,175	210,503
Grupo Bimbo S.A.B. de CV Series A	75,200	265,748
Grupo Carso SA de CV Series A1	25,400	99,068
Grupo Financiero Banorte S.A.B. de CV Series O	147,000	836,405
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	121,200	223,190
Grupo Mexico SA de CV Series B	177,100	700,216
Grupo Televisa SA de CV	138,800	218,834
Industrias Penoles SA de CV	7,920	79,676
Kimberly-Clark de Mexico SA de CV Series A	77,000	113,391
Operadora de Sites Mexicanos, SA de CV	75,500	88,368
Orbia Advance Corp. S.A.B. de CV	56,900	125,492
Promotora y Operadora de Infraestructura S.A.B. de CV	15,030	108,411
Wal-Mart de Mexico SA de CV Series V	297,400	1,077,237
TOTAL MEXICO		7,750,881
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	168,000	151,951
HKT Trust/HKT Ltd. unit	219,000	306,883
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	6,634	374,204
TOTAL MULTI-NATIONAL		833,038
Netherlands - 3.5%
ABN AMRO Group NV GDR (b)	23,350	238,171
Adyen BV (a)(b)	1,223	2,199,900
AEGON NV	99,365	436,432
AerCap Holdings NV (a)(d)	7,397	331,829
Airbus Group NV	33,294	3,589,816
Akzo Nobel NV	10,212	687,273
Argenx SE (a)	2,742	1,001,657
ASM International NV (Netherlands)	2,663	811,344
ASML Holding NV (Netherlands)	22,933	13,180,934
CNH Industrial NV	57,731	736,075
Davide Campari Milano NV	29,375	324,846
Euronext NV (b)	4,778	388,129
EXOR NV	6,180	431,780
Ferrari NV (Italy)	7,101	1,496,512
Heineken Holding NV	5,841	459,674
Heineken NV (Bearer)	14,623	1,436,257
IMCD NV	3,200	509,553
ING Groep NV (Certificaten Van Aandelen)	220,671	2,143,562
JDE Peet's BV	5,368	155,484
Just Eat Takeaway.com NV (a)(b)	10,074	184,649
Koninklijke Ahold Delhaize NV	59,119	1,628,062
Koninklijke DSM NV	9,865	1,571,865
Koninklijke KPN NV	183,646	604,567
Koninklijke Philips Electronics NV	50,140	1,037,710
NN Group NV	16,235	757,967
OCI NV	5,709	198,036
Prosus NV	46,787	3,052,150
QIAGEN NV (Germany) (a)	13,356	666,963
Randstad NV	6,837	344,147
Stellantis NV (Italy)	124,081	1,765,546
STMicroelectronics NV (France)	38,601	1,460,799
Universal Music Group NV	40,973	927,486
Wolters Kluwer NV	14,783	1,601,550
X5 Retail Group NV GDR (c)	5,899	2,076
Yandex NV Class A (a)(c)	15,310	85,270
TOTAL NETHERLANDS		46,448,071
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	67,219	315,640
Fisher & Paykel Healthcare Corp.	32,200	430,599
Mercury Nz Ltd.	39,440	150,855
Meridian Energy Ltd.	70,719	221,934
Spark New Zealand Ltd.	106,568	342,678
Xero Ltd. (a)	7,654	504,236
TOTAL NEW ZEALAND		1,965,942
Norway - 0.5%
Adevinta ASA Class B (a)	16,742	125,932
Aker BP ASA (d)	17,491	604,261
DNB Bank ASA	52,387	1,033,374
Equinor ASA	55,062	2,120,102
Gjensidige Forsikring ASA	11,301	235,489
Kongsberg Gruppen ASA	4,841	177,810
Mowi ASA	23,695	544,746
Norsk Hydro ASA	76,733	519,884
Orkla ASA	42,166	363,989
Salmar ASA	3,169	226,074
Telenor ASA	39,707	482,208
Yara International ASA	9,415	400,365
TOTAL NORWAY		6,834,234
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	12,595	68,517
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	98,590	101,599
AC Energy Corp.	444,200	67,267
Ayala Corp.	14,230	159,598
Ayala Land, Inc.	431,600	197,254
Bank of the Philippine Islands (BPI)	100,720	169,299
BDO Unibank, Inc.	109,860	237,483
Converge ICT Solutions, Inc. (a)	110,300	37,951
Globe Telecom, Inc.	1,375	51,233
GT Capital Holdings, Inc.	5,417	44,405
International Container Terminal Services, Inc.	55,320	194,081
JG Summit Holdings, Inc.	175,601	163,350
Jollibee Food Corp.	25,790	93,775
Manila Electric Co.	13,390	82,303
Metro Pacific Investments Corp.	693,200	46,224
Metropolitan Bank & Trust Co.	103,883	91,252
Monde Nissin Corp. (a)(b)	326,400	84,033
PLDT, Inc.	5,000	150,250
SM Investments Corp.	13,745	192,743
SM Prime Holdings, Inc.	650,100	430,245
Universal Robina Corp.	52,860	106,007
TOTAL PHILIPPINES		2,700,352
Poland - 0.2%
Bank Polska Kasa Opieki SA	10,442	164,856
CD Projekt RED SA	3,577	70,059
Cyfrowy Polsat SA	11,681	50,337
Dino Polska SA (a)(b)	2,593	202,172
KGHM Polska Miedz SA (Bearer)	7,542	187,798
LPP SA	61	130,052
mBank SA (a)	885	42,146
Orange Polska SA	31,581	40,923
PGE Polska Grupa Energetyczna SA (a)	48,119	107,312
Polish Oil & Gas Co. SA	92,729	138,359
Polski Koncern Naftowy Orlen SA	22,981	374,318
Powszechna Kasa Oszczednosci Bank SA	49,766	281,111
Powszechny Zaklad Ubezpieczen SA	35,813	233,887
Santander Bank Polska SA	2,150	108,880
TOTAL POLAND		2,132,210
Portugal - 0.1%
Energias de Portugal SA	154,797	781,401
Galp Energia SGPS SA Class B	28,262	298,322
Jeronimo Martins SGPS SA	16,166	373,738
TOTAL PORTUGAL		1,453,461
Qatar - 0.3%
Barwa Real Estate Co. (a)	102,191	101,019
Industries Qatar QSC (a)	85,309	398,230
Masraf al Rayan	324,066	391,540
Mesaieed Petrochemical Holding Co. (a)	256,615	191,664
Ooredoo QSC	49,241	125,734
Qatar Electricity & Water Co. (a)	26,239	133,366
Qatar Fuel Co. (a)	27,802	135,966
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	144,727	162,144
Qatar International Islamic Bank QSC (a)	43,427	140,712
Qatar Islamic Bank (a)	94,427	666,635
Qatar National Bank SAQ (a)	262,160	1,447,666
The Commercial Bank of Qatar (a)	113,900	228,191
TOTAL QATAR		4,122,867
Russia - 0.0%
Alrosa Co. Ltd. (c)	120,680	29,950
Gazprom OAO (c)	601,730	93,929
Inter Rao Ues JSC (c)	1,756,400	14,445
LUKOIL PJSC (c)	21,149	9,765
Magnit OJSC GDR (Reg. S) (c)	18,175	89
MMC Norilsk Nickel PJSC (c)	2,499	24,793
MMC Norilsk Nickel PJSC sponsored ADR (c)	6,705	4,979
Mobile TeleSystems OJSC sponsored ADR (c)	21,752	21,665
Moscow Exchange MICEX-RTS OAO (a)(c)	72,930	20,913
Novatek PJSC GDR (Reg. S) (c)	4,511	1,152
Novolipetsk Steel OJSC (c)	71,070	1,018
PhosAgro OJSC GDR (Reg. S) (c)	6,484	133
Polyus PJSC (c)	1,749	6,136
Rosneft Oil Co. OJSC (c)	55,210	13,774
Sberbank of Russia (a)(c)	551,355	5,057
Severstal PAO (c)	7,553	252
Severstal PAO GDR (Reg. S) (c)	2,375	56
Surgutneftegas OJSC (c)	351,800	6,422
Tatneft PAO (c)	71,609	13,287
United Co. RUSAL International PJSC (a)(c)	141,950	25,520
VTB Bank OJSC (c)	152,910,000	8,715
TOTAL RUSSIA		302,050
Saudi Arabia - 1.3%
ACWA Power Co.	4,392	204,399
Advanced Polypropylene Co.	7,512	97,900
Al Rajhi Bank	110,982	2,647,494
Alinma Bank	54,595	553,072
Almarai Co. Ltd.	13,823	192,109
Arab National Bank	34,009	281,597
Bank Al-Jazira	23,491	163,862
Bank Albilad	28,115	371,274
Banque Saudi Fransi	33,837	459,448
Bupa Arabia for Cooperative Insurance Co.	3,319	142,268
Dar Al Arkan Real Estate Development Co. (a)	28,139	94,246
Dr Sulaiman Al Habib Medical Services Group Co.	4,719	258,816
Elm Co.	1,293	101,209
Emaar The Economic City (a)	18,873	50,851
Etihad Etisalat Co.	21,539	216,766
Jarir Marketing Co.	3,439	149,243
Mobile Telecommunications Co. Saudi Arabia (a)	27,842	86,877
Mouwasat Medical Services Co.	2,631	172,178
National Industrialization Co. (a)	17,062	74,408
Rabigh Refining & Petrochemical Co. (a)	22,302	108,660
Riyad Bank	75,423	732,944
Sabic Agriculture-Nutrients Co.	12,006	425,133
Sahara International Petrochemical Co.	19,755	247,463
Saudi Arabian Mining Co.	48,963	732,620
Saudi Arabian Oil Co. (b)	136,572	1,443,533
Saudi Basic Industries Corp.	51,122	1,347,465
Saudi Electricity Co.	46,095	302,391
Saudi Industrial Investment Group	20,511	151,266
Saudi Investment Bank/The	26,348	147,313
Saudi Kayan Petrochemical Co. (a)	39,700	158,546
Saudi Research & Marketing Group (a)	1,987	102,418
Saudi Tadawul Group Holding Co.	1,905	112,089
Saudi Telecom Co.	33,628	898,895
The Saudi British Bank	52,587	588,034
The Saudi National Bank	124,226	2,318,488
The Savola Group	14,988	132,282
Yanbu National Petrochemical Co.	13,426	176,940
TOTAL SAUDI ARABIA		16,444,497
Singapore - 0.8%
Ascendas Real Estate Investment Trust	185,358	398,976
BOC Aviation Ltd. Class A (b)	10,900	92,616
CapitaLand Investment Ltd.	142,645	405,872
CapitaMall Trust	299,823	473,637
City Developments Ltd.	22,400	125,849
DBS Group Holdings Ltd.	101,926	2,325,783
Genting Singapore Ltd.	341,600	199,507
Keppel Corp. Ltd.	81,500	407,189
Mapletree Commercial Trust	123,100	169,567
Mapletree Logistics Trust (REIT)	190,227	242,785
Oversea-Chinese Banking Corp. Ltd.	190,252	1,612,329
Singapore Airlines Ltd. (a)	73,100	289,195
Singapore Exchange Ltd.	49,100	351,978
Singapore Technologies Engineering Ltd.	98,100	286,036
Singapore Telecommunications Ltd.	469,000	886,914
United Overseas Bank Ltd.	66,303	1,322,834
UOL Group Ltd.	24,800	133,991
Venture Corp. Ltd.	15,700	200,022
Wilmar International Ltd.	109,600	319,364
TOTAL SINGAPORE		10,244,444
South Africa - 1.0%
Absa Group Ltd.	45,943	469,990
African Rainbow Minerals Ltd.	7,072	99,489
Anglo American Platinum Ltd.	2,907	222,335
AngloGold Ashanti Ltd.	22,889	337,364
Aspen Pharmacare Holdings Ltd.	21,989	192,106
Bid Corp. Ltd.	19,406	357,295
Bidvest Group Ltd./The	16,551	212,892
Capitec Bank Holdings Ltd.	4,924	590,178
Clicks Group Ltd.	13,563	228,343
Discovery Ltd. (a)	27,119	209,332
Exxaro Resources Ltd.	14,146	171,837
FirstRand Ltd.	285,616	1,126,482
Foschini Group Ltd./The	17,813	130,050
Gold Fields Ltd.	50,558	467,606
Growthpoint Properties Ltd.	190,140	155,018
Harmony Gold Mining Co. Ltd.	30,362	96,989
Impala Platinum Holdings Ltd.	48,272	535,217
Kumba Iron Ore Ltd.	3,618	107,223
Mr Price Group Ltd.	13,961	151,311
MTN Group Ltd.	95,935	802,864
MultiChoice Group Ltd.	20,027	143,418
Naspers Ltd. Class N	12,291	1,736,552
Nedbank Group Ltd.	26,570	346,753
Northam Platinum Holdings Ltd. (a)	18,526	196,652
Old Mutual Ltd.	268,503	183,202
Pepkor Holdings Ltd. (b)	90,330	109,787
Remgro Ltd.	27,894	229,345
Sanlam Ltd.	98,677	323,639
Sasol Ltd. (a)	32,042	673,099
Shoprite Holdings Ltd.	27,517	371,264
Sibanye-Stillwater Ltd.	154,904	380,528
Spar Group Ltd./The	10,566	85,354
Standard Bank Group Ltd.	76,016	731,757
Vodacom Group Ltd.	33,922	281,520
Woolworths Holdings Ltd.	54,539	173,494
TOTAL SOUTH AFRICA		12,630,285
Spain - 1.5%
Acciona SA	1,388	284,572
ACS Actividades de Construccion y Servicios SA	14,354	343,437
Aena SME SA (a)(b)	4,236	535,811
Amadeus IT Holding SA Class A (a)	25,426	1,482,596
Banco Bilbao Vizcaya Argentaria SA	377,343	1,709,996
Banco Santander SA (Spain)	981,197	2,454,829
CaixaBank SA	251,523	755,257
Cellnex Telecom SA (b)	30,720	1,374,079
EDP Renovaveis SA	15,904	411,243
Enagas SA	14,144	278,709
Endesa SA	17,565	321,526
Ferrovial SA	27,206	725,178
Grifols SA (a)	16,573	240,865
Iberdrola SA	335,380	3,581,349
Iberdrola SA (a)	8,928	95,172
Industria de Diseno Textil SA	61,736	1,499,380
Naturgy Energy Group SA	8,299	242,755
Red Electrica Corporacion SA	23,097	453,949
Repsol SA	82,158	1,023,546
Siemens Gamesa Renewable Energy SA (a)	13,183	242,558
Telefonica SA	303,780	1,355,982
TOTAL SPAIN		19,412,789
Sweden - 2.1%
Alfa Laval AB	16,768	498,311
ASSA ABLOY AB (B Shares)	56,553	1,336,122
Atlas Copco AB:
(A Shares)	151,820	1,774,680
(B Shares)	88,015	907,502
Boliden AB	15,261	506,012
Electrolux AB (B Shares)	13,102	188,081
Embracer Group AB (a)(d)	35,096	265,926
Epiroc AB:
(A Shares)	35,461	627,011
(B Shares)	23,998	379,374
EQT AB	16,521	444,800
Ericsson (B Shares)	164,814	1,253,616
Essity AB (B Shares)	34,324	871,425
Evolution AB (b)	10,352	996,674
Fastighets AB Balder (a)	34,464	219,050
Getinge AB (B Shares)	12,666	284,549
H&M Hennes & Mauritz AB (B Shares)	40,774	521,685
Hexagon AB (B Shares)	110,165	1,297,142
Holmen AB (B Shares)	5,364	219,528
Husqvarna AB (B Shares)	22,689	180,825
Industrivarden AB:
(A Shares)	7,399	192,143
(C Shares)	9,306	239,010
Indutrade AB	15,648	365,708
Investment AB Latour (B Shares)	8,685	215,112
Investor AB:
(A Shares)	35,410	725,121
(B Shares)	95,013	1,765,214
Kinnevik AB (B Shares) (a)	13,807	247,209
L E Lundbergforetagen AB	4,172	197,183
Lifco AB	12,769	246,906
Nibe Industrier AB (B Shares)	85,666	858,161
Sagax AB	10,449	267,955
Sandvik AB	59,741	1,100,799
Securitas AB (B Shares)	16,507	166,415
Sinch AB (a)(b)	30,819	77,122
Skandinaviska Enskilda Banken AB (A Shares)	92,150	994,297
Skanska AB (B Shares)	19,912	337,804
SKF AB (B Shares)	21,876	368,161
Svenska Cellulosa AB SCA (B Shares)	34,368	500,021
Svenska Handelsbanken AB (A Shares)	82,619	742,903
Swedbank AB (A Shares)	50,609	700,943
Swedish Match Co. AB	88,924	930,903
Swedish Orphan Biovitrum AB (a)	9,101	199,444
Tele2 AB (B Shares)	32,229	367,731
Telia Co. AB	149,248	550,306
Volvo AB:
(A Shares)	16,481	306,033
(B Shares)	79,811	1,432,930
Volvo Car AB (d)	32,511	241,668
TOTAL SWEDEN		27,109,515
Switzerland - 6.5%
ABB Ltd. (Reg.)	93,160	2,832,029
Adecco SA (Reg.)	9,295	327,435
Alcon, Inc. (Switzerland)	28,321	2,214,861
Bachem Holding AG (B Shares)	1,650	110,682
Baloise Holdings AG	2,616	415,823
Barry Callebaut AG	203	448,718
Clariant AG (Reg.)	12,399	231,736
Coca-Cola HBC AG	11,275	276,262
Compagnie Financiere Richemont SA Series A	29,498	3,556,798
Credit Suisse Group AG	151,032	878,488
Ems-Chemie Holding AG	397	313,646
Geberit AG (Reg.)	2,034	1,066,095
Givaudan SA	522	1,817,965
Holcim AG	31,331	1,469,068
Julius Baer Group Ltd.	12,398	641,101
Kuehne & Nagel International AG	3,108	833,284
Lindt & Spruengli AG	6	690,865
Lindt & Spruengli AG (participation certificate)	60	661,869
Logitech International SA (Reg.)	9,682	540,324
Lonza Group AG	4,243	2,578,690
Nestle SA (Reg. S)	158,770	19,453,659
Novartis AG	123,593	10,620,305
Partners Group Holding AG	1,289	1,398,894
Roche Holding AG:
(Bearer)	1,480	602,044
(participation certificate)	39,667	13,169,623
Schindler Holding AG:
(participation certificate)	2,569	499,307
(Reg.)	1,063	200,572
SGS SA (Reg.)	363	885,890
Sika AG	8,238	2,035,506
Sonova Holding AG	3,051	1,093,020
Straumann Holding AG	6,354	859,382
Swatch Group AG (Bearer)	1,579	420,356
Swatch Group AG (Bearer) (Reg.)	3,441	171,210
Swiss Life Holding AG	1,788	944,483
Swiss Prime Site AG	4,167	378,898
Swiss Re Ltd.	17,034	1,278,178
Swisscom AG	1,478	797,811
Temenos Group AG	3,568	281,137
UBS Group AG	198,718	3,232,808
VAT Group AG (b)	1,546	446,332
Vifor Pharma AG	2,531	442,197
Zurich Insurance Group Ltd.	8,466	3,695,649
TOTAL SWITZERLAND		84,813,000
Taiwan - 4.0%
Accton Technology Corp.	28,000	232,930
Acer, Inc.	161,000	121,761
Advantech Co. Ltd.	24,798	284,362
ASE Technology Holding Co. Ltd.	185,500	538,809
Asia Cement Corp.	134,000	185,339
ASMedia Technology, Inc.	2,000	65,370
ASUSTeK Computer, Inc.	39,000	366,724
AUO Corp.	448,000	200,520
Catcher Technology Co. Ltd.	40,000	227,719
Cathay Financial Holding Co. Ltd.	450,436	684,947
Chang Hwa Commercial Bank	250,549	148,704
Cheng Shin Rubber Industry Co. Ltd.	106,000	125,389
China Airlines Ltd.	150,000	114,248
China Development Financial Ho	892,313	385,027
China Steel Corp.	665,000	617,160
Chunghwa Telecom Co. Ltd.	216,000	873,616
Compal Electronics, Inc.	225,000	171,273
CTBC Financial Holding Co. Ltd.	985,000	754,303
Delta Electronics, Inc.	111,000	962,263
E Ink Holdings, Inc.	47,000	308,205
E.SUN Financial Holdings Co. Ltd.	719,925	661,475
ECLAT Textile Co. Ltd.	11,000	149,912
eMemory Technology, Inc.	4,000	158,497
EVA Airways Corp.	139,000	158,974
Evergreen Marine Corp. (Taiwan)	141,358	452,770
Far Eastern New Century Corp.	176,000	178,491
Far EasTone Telecommunications Co. Ltd.	89,000	223,669
Feng Tay Enterprise Co. Ltd.	26,200	146,302
First Financial Holding Co. Ltd.	584,209	526,002
Formosa Chemicals & Fibre Corp.	196,000	458,003
Formosa Petrochemical Corp.	66,000	186,039
Formosa Plastics Corp.	234,000	719,403
Fubon Financial Holding Co. Ltd.	398,259	745,679
Giant Manufacturing Co. Ltd.	16,000	130,486
GlobalWafers Co. Ltd.	12,000	181,193
Hon Hai Precision Industry Co. Ltd. (Foxconn)	705,800	2,571,190
Hotai Motor Co. Ltd.	17,000	343,188
Hua Nan Financial Holdings Co. Ltd.	487,700	376,074
Innolux Corp.	594,000	205,057
Inventec Corp.	153,000	121,127
Largan Precision Co. Ltd.	6,000	419,497
Lite-On Technology Corp.	111,000	242,769
MediaTek, Inc.	86,000	1,975,049
Mega Financial Holding Co. Ltd.	608,000	717,919
Micro-Star International Co. Ltd.	36,000	142,060
momo.com, Inc.	3,600	98,361
Nan Ya Plastics Corp.	272,000	611,004
Nan Ya Printed Circuit Board Corp.	13,000	104,983
Nanya Technology Corp.	71,000	124,333
Nien Made Enterprise Co. Ltd.	10,000	95,749
Novatek Microelectronics Corp.	32,000	284,161
Pegatron Corp.	110,000	228,257
Pou Chen Corp.	139,000	124,403
Powerchip Semiconductor Manufacturing Corp.	155,000	183,136
President Chain Store Corp.	32,000	301,595
Quanta Computer, Inc.	150,000	424,466
Realtek Semiconductor Corp.	26,000	298,028
Ruentex Development Co. Ltd.	61,500	112,629
Shin Kong Financial Holding Co. Ltd.	723,393	206,114
Sinopac Financial Holdings Co.	555,100	313,383
Synnex Technology International Corp.	80,000	147,934
Taishin Financial Holdings Co. Ltd.	563,463	295,650
Taiwan Cement Corp.	343,667	444,526
Taiwan Cooperative Financial Holding Co. Ltd.	537,259	490,988
Taiwan High Speed Rail Corp.	95,000	92,544
Taiwan Mobile Co. Ltd.	94,000	317,958
Taiwan Semiconductor Manufacturing Co. Ltd.	1,390,000	23,760,904
The Shanghai Commercial & Savings Bank Ltd.	206,899	346,203
Unified-President Enterprises Corp.	275,000	645,297
Unimicron Technology Corp.	72,000	382,858
United Microelectronics Corp.	678,000	909,140
Vanguard International Semiconductor Corp.	51,000	122,439
Voltronic Power Technology Corp.	4,000	195,834
Walsin Lihwa Corp.	149,000	168,960
Walsin Lihwa Corp. rights (a)	9,162	1,190
Wan Hai Lines Ltd.	37,145	133,039
Win Semiconductors Corp.	18,000	95,309
Winbond Electronics Corp.	172,000	133,473
Wiwynn Corp.	4,629	114,136
WPG Holding Co. Ltd.	95,400	159,770
Yageo Corp.	24,396	280,768
Yang Ming Marine Transport Corp.	96,000	288,581
Yuanta Financial Holding Co. Ltd.	543,080	362,850
TOTAL TAIWAN		52,960,447
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	29,400	162,273
Advanced Information Service PCL NVDR	39,900	220,228
Airports of Thailand PCL:
(For. Reg.) (a)	171,900	332,593
NVDR (a)	32,700	63,268
Asset World Corp. PCL:
(For. Reg.)	326,600	45,095
NVDR	246,700	34,063
B. Grimm Power PCL:
(For. Reg.)	25,000	26,084
NVDR	14,900	15,546
Bangkok Commercial Asset Management PCL:
(For. Reg.)	50,700	23,569
NVDR	69,700	32,401
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	214,514
NVDR	277,700	203,938
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	36,951
NVDR	271,800	64,837
Berli Jucker PCL:
unit	50,900	45,347
(For. Reg.)	16,000	14,255
BTS Group Holdings PCL:
(For. Reg.)	53,600	12,713
NVDR	378,500	89,542
Bumrungrad Hospital PCL:
NVDR	15,300	76,561
(For. Reg.)	10,800	54,043
Carabao Group PCL NVDR	16,900	52,370
Central Pattana PCL:
(For. Reg.)	74,500	130,307
NVDR	42,400	74,162
Central Retail Corp. PCL:
(For. Reg.)	96,317	96,904
NVDR	7,300	7,344
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	75,988
(NVDR)	109,900	75,850
CP ALL PCL:
(For. Reg.)	143,900	241,766
NVDR	192,700	323,755
Delta Electronics PCL:
(For. Reg.)	10,100	131,633
NVDR	16,800	218,954
Electricity Generating PCL:
(For. Reg.)	6,900	34,935
NVDR	10,500	53,162
Energy Absolute PCL:
(For. Reg.)	54,700	122,030
NVDR	41,200	91,913
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	44,891
NVDR	14,000	26,078
Gulf Energy Development PCL:
(For. Reg.)	68,700	89,373
NVDR	99,400	129,311
Home Product Center PCL:
(For. Reg.)	208,400	75,801
NVDR	115,500	42,011
Indorama Ventures PCL:
(For. Reg.)	76,800	92,310
NVDR	88,400	106,253
Intouch Holdings PCL:
(For. Reg.)	22,700	43,789
NVDR	37,500	72,339
JMT Network Services PCL NVDR	33,500	68,863
Krung Thai Bank PCL:
(For. Reg.)	95,600	41,749
NVDR	114,400	49,960
Krungthai Card PCL:
(For. Reg.)	27,500	43,461
NVDR	27,100	42,829
Land & House PCL:
NVDR	190,300	44,328
(For. Reg.)	249,000	57,996
Minor International PCL:
unit (a)	54,541	50,374
warrants 2/15/24 (a)	671	71
(For. Reg.) (a)	98,681	91,141
Muangthai Leasing PCL:
(For. Reg.)	19,800	26,534
NVDR	24,500	32,832
Osotspa PCL:
(For. Reg.)	17,500	15,006
NVDR	55,300	47,420
PTT Exploration and Production PCL:
(For. Reg.)	33,000	148,987
NVDR	47,100	212,645
PTT Global Chemical PCL:
(For. Reg.)	29,000	35,365
NVDR	96,800	118,046
PTT Oil & Retail Business PCL NVDR	171,200	118,599
PTT PCL:
(For. Reg.)	314,700	301,141
NVDR	261,900	250,616
Ratch Group PCL:
unit	45,900	48,016
(For. Reg.)	15,300	16,005
SCB X PCL:
(For. Reg.)	15,800	44,229
NVDR unit	24,100	67,464
SCG Packaging PCL NVDR	68,800	96,919
Siam Cement PCL:
(For. Reg.)	25,900	264,638
NVDR	19,600	200,266
Siam Commercial Bank PCL (For. Reg.)	15,800	43,748
Srisawad Corp. PCL:
warrants 8/29/25 (a)	712	94
(For. Reg.)	23,500	32,244
NVDR	18,400	25,416
Thai Oil PCL:
(For. Reg.)	20,400	28,955
NVDR	40,800	57,910
Thai Union Frozen Products PCL:
(For. Reg.)	95,300	42,512
NVDR	48,800	21,769
True Corp. PCL:
(For. Reg.)	174,800	22,771
NVDR	591,800	77,094
TOTAL THAILAND		7,109,063
Turkey - 0.1%
Akbank TAS	186,001	89,593
Aselsan A/S	34,414	42,642
Bim Birlesik Magazalar A/S JSC	26,487	136,157
Eregli Demir ve Celik Fabrikalari T.A.S.	77,834	119,989
Ford Otomotiv Sanayi A/S	3,663	61,907
Haci Omer Sabanci Holding A/S	51,776	57,421
Koc Holding A/S	39,749	81,643
Turk Hava Yollari AO (a)	30,338	85,342
Turk Sise ve Cam Fabrikalari A/S	76,850	93,593
Turkcell Iletisim Hizmet A/S	72,920	68,864
Turkiye Is Bankasi A/S Series C	172,483	50,253
Turkiye Petrol Rafinerileri A/S (a)	7,269	108,894
TOTAL TURKEY		996,298
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	158,905	394,548
Abu Dhabi Islamic Bank	77,997	193,023
Abu Dhabi National Oil Co. for Distribution PJSC	179,268	208,888
Aldar Properties PJSC	211,338	281,930
Dubai Islamic Bank Pakistan Ltd. (a)	157,571	252,244
Emaar Properties PJSC (a)	219,920	329,302
Emirates NBD Bank PJSC (a)	108,500	407,639
Emirates Telecommunications Corp.	197,621	1,501,082
First Abu Dhabi Bank PJSC	250,318	1,323,453
TOTAL UNITED ARAB EMIRATES		4,892,109
United Kingdom - 9.1%
3i Group PLC	55,254	858,523
Abrdn PLC	122,431	247,053
Admiral Group PLC	10,184	237,872
Anglo American PLC (United Kingdom)	71,914	2,599,323
Antofagasta PLC	21,883	308,730
Ashtead Group PLC	25,125	1,404,719
Associated British Foods PLC	20,272	412,771
AstraZeneca PLC (United Kingdom)	87,401	11,496,840
Auto Trader Group PLC (b)	52,440	404,287
Aveva Group PLC	6,454	185,253
Aviva PLC	158,424	763,998
BAE Systems PLC	177,648	1,669,668
Barclays PLC	948,330	1,816,588
Barratt Developments PLC	57,356	349,939
Berkeley Group Holdings PLC	6,435	332,113
BP PLC	1,074,420	5,258,495
BP PLC sponsored ADR	3,945	115,904
British American Tobacco PLC (United Kingdom)	122,219	4,788,987
British Land Co. PLC	51,475	308,416
BT Group PLC	393,759	775,863
Bunzl PLC	18,910	707,208
Burberry Group PLC	22,904	500,949
Compass Group PLC	100,726	2,360,661
Croda International PLC	7,900	719,815
Diageo PLC	130,645	6,188,897
GSK PLC	229,455	4,820,898
Haleon PLC (a)	289,992	1,030,498
Halma PLC	21,508	602,164
Hargreaves Lansdown PLC	19,985	206,433
Hikma Pharmaceuticals PLC	10,126	213,334
HSBC Holdings PLC (United Kingdom)	1,142,240	7,154,945
Imperial Brands PLC	50,559	1,110,090
Informa PLC	83,973	607,643
InterContinental Hotel Group PLC	10,234	606,622
Intertek Group PLC	9,070	483,349
J Sainsbury PLC	102,589	276,102
JD Sports Fashion PLC	149,635	236,073
Johnson Matthey PLC	10,454	272,059
Kingfisher PLC	114,788	363,175
Land Securities Group PLC	40,730	362,682
Legal & General Group PLC	338,240	1,075,082
Lloyds Banking Group PLC	4,010,630	2,220,519
London Stock Exchange Group PLC	18,576	1,812,882
M&G PLC	145,494	377,930
Melrose Industries PLC	245,034	479,085
Mondi PLC	24,099	454,744
Mondi PLC	3,073	58,006
National Grid PLC	204,467	2,815,430
NatWest Group PLC	318,102	966,158
Next PLC	7,508	622,289
NMC Health PLC (a)	2,259	1
Ocado Group PLC (a)	31,939	326,487
Pearson PLC	38,002	351,718
Persimmon PLC	18,002	413,026
Phoenix Group Holdings PLC	42,956	336,783
Prudential PLC	155,113	1,913,224
Reckitt Benckiser Group PLC	40,194	3,260,328
RELX PLC (London Stock Exchange)	108,985	3,226,988
Rentokil Initial PLC	104,973	693,133
Rio Tinto PLC	63,489	3,832,801
Rolls-Royce Holdings PLC (a)	474,712	518,832
Sage Group PLC	57,143	490,183
Schroders PLC	6,972	252,168
Segro PLC	67,343	898,013
Severn Trent PLC	13,982	502,305
Shell PLC (London)	429,106	11,446,973
Smith & Nephew PLC	50,040	641,571
Smiths Group PLC	21,916	411,683
Spirax-Sarco Engineering PLC	4,156	604,051
SSE PLC	60,169	1,295,481
St. James's Place PLC	30,334	453,448
Standard Chartered PLC (United Kingdom)	147,391	1,015,921
Taylor Wimpey PLC	211,572	327,476
Tesco PLC	432,666	1,387,619
Unilever PLC	144,513	7,038,203
United Utilities Group PLC	38,064	505,739
Vodafone Group PLC	1,379,628	2,033,100
Vodafone Group PLC sponsored ADR	13,592	200,618
Whitbread PLC	11,572	368,335
TOTAL UNITED KINGDOM		118,787,272
United States of America - 0.3%
360 DigiTech, Inc. ADR	4,882	70,887
Coca-Cola European Partners PLC	11,622	628,983
Legend Biotech Corp. ADR (a)	2,754	130,099
Li Auto, Inc. ADR (a)	30,946	1,016,267
NICE Ltd. sponsored ADR (a)	278	59,498
Southern Copper Corp.	4,816	239,837
Yum China Holdings, Inc. (d)	24,119	1,174,836
TOTAL UNITED STATES OF AMERICA		3,320,407
TOTAL COMMON STOCKS (Cost $1,353,665,320)		1,268,089,208

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	290,695	979,265
Braskem SA Class A	10,000	70,911
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	16,055	146,863
Companhia Energetica de Minas Gerais (CEMIG) (PN)	75,120	163,188
Gerdau SA	67,100	317,208
Itau Unibanco Holding SA	275,850	1,259,268
Itausa-Investimentos Itau SA (PN)	259,274	432,449
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	263,000	1,735,848
TOTAL BRAZIL		5,105,000
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	8,122	806,693
Colombia - 0.0%
Bancolombia SA (PN)	22,815	168,279
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,406	332,783
Henkel AG & Co. KGaA	10,682	682,402
Porsche Automobil Holding SE (Germany)	8,699	629,649
Sartorius AG (non-vtg.)	1,359	604,895
Volkswagen AG	10,330	1,460,558
TOTAL GERMANY		3,710,287
Korea (South) - 0.2%
AMOREPACIFIC Corp.	450	16,585
Hyundai Motor Co.	1,106	80,025
Hyundai Motor Co. Series 2	2,956	214,207
LG Chemical Ltd.	716	160,137
LG Household & Health Care Ltd.	92	26,755
Samsung Electronics Co. Ltd.	49,749	2,178,269
TOTAL KOREA (SOUTH)		2,675,978
Russia - 0.0%
Surgutneftegas OJSC (c)	352,900	9,159
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,010,902)		12,475,396

Government Obligations - 0.4%
	Principal Amount (f)	Value ($)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (g) (Cost $4,870,575)	4,900,000	4,832,586

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (h)	20,779,810	20,783,966
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i)	4,133,447	4,133,860
TOTAL MONEY MARKET FUNDS (Cost $24,917,826)		24,917,826

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,397,464,623)	1,310,315,016
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,169,219
NET ASSETS - 100.0%	1,312,484,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	207	Sep 2022	20,204,235	1,096,991	1,096,991
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	188	Sep 2022	9,385,900	118,325	118,325
TME S&P/TSX 60 Index Contracts (Canada)	14	Sep 2022	2,595,447	66,898	66,898

TOTAL FUTURES CONTRACTS					1,282,214
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,075,760 or 2.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,536,565.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	35,973,953	257,739,716	272,929,703	101,070	-	-	20,783,966	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	6,771,783	35,980,565	38,618,488	33,131	-	-	4,133,860	0.0%
Total	42,745,736	293,720,281	311,548,191	134,201	-	-	24,917,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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